UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-4100

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

INDEPENDENT FRANCHISE PARTNERS

US EQUITY FUND

SEMI-ANNUAL REPORT

March 31, 2021

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

March 31, 2021 (Unaudited)

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SHAREHOLDER LETTER

March 31, 2021

Dear Shareholder:

We are pleased to present to shareholders the March 31, 2021 Semi-Annual Report for the Independent Franchise Partners US Equity Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2021.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Independent Franchise Partners, LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan	Sandeep Ghela
President	Chief Operating Officer
Advisers Investment Trust	Independent Franchise Partners, LLP

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ADVISERS INVESTMENT TRUST

IFP US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.3%
Biotechnology	4.8%
Corteva Inc.		1,991,093	$92,824,756

Commercial Services	2.2%
Terminix Global Holdings Inc.(a)		897,848	42,800,414

Computers & Peripherals	2.3%
Apple Inc.		370,307	45,233,000

Diversified Financials	7.9%
CME Group Inc.		206,125	42,096,909
S&P Global Inc.		158,980	56,099,272
Western Union Co.		2,273,262	56,058,641

			154,254,822

Diversified Support Services	1.9%
IAA Inc.(a)		688,979	37,990,302

Health Care Equipment & Supplies	3.0%
Alcon Inc.(a)		836,133	58,546,561

Insurance	4.8%
Aon PLC - Class A		403,794	92,917,037

Internet Software & Services	11.0%
Alphabet Inc. - Class A(a)		25,593	52,786,075
Booking Holdings Inc.(a)		42,386	98,752,598
eBay Inc.		1,029,838	63,067,279

			214,605,952

IT Services	3.8%
Accenture PLC - Class A		270,789	74,805,461

Media	14.6%
Fox Corp. - Class A		2,490,518	89,932,605
News Corp. - Class A		3,937,887	100,140,466
News Corp. - Class B		1,600,846	37,555,847
World Wrestling Entertainment Inc. - Class A		1,063,367	57,698,294

			285,327,212

Pharmaceuticals	11.1%
Bristol-Myers Squibb Co.		1,283,661	81,037,519
Johnson & Johnson		503,631	82,771,755
Novartis AG - REG		607,496	51,914,989

			215,724,263

Software	12.9%
Autodesk Inc.(a)		7,412	2,054,236
Electronic Arts Inc.		429,520	58,144,122
Microsoft Corp.		342,781	80,817,476
Oracle Corp.		1,588,385	111,456,976

			252,472,810

Tobacco	13.7%
Altria Group Inc.		1,444,818	73,916,889

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

IFP US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
British American Tobacco PLC		1,845,994	$70,595,181
Philip Morris International Inc.		1,382,653	122,696,627

			267,208,697

Toys/Games/Hobbies	4.3%
Nintendo Co. Ltd.		151,417	84,525,489

TOTAL COMMON STOCKS (Cost $1,312,525,357)			1,919,236,776

TOTAL INVESTMENTS (Cost $1,312,525,357)	98.3%		1,919,236,776
NET OTHER ASSETS (LIABILITIES)	1.7%		32,851,707

NET ASSETS	100.0%		$1,952,088,483

(a)	Non-income producing security.

Abbreviations:

REG – Registered

At March 31, 2021, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	84.7%
Switzerland	5.7
Japan	4.3
United Kingdom	3.6

Total	98.3%

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2021 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $1,312,525,357)	$1,919,236,776
Cash	19,324,902
Foreign currency (Cost: $1,649)	1,758
Receivable for dividends	7,268,244
Reclaims receivable	2,392,269
Receivable for investments sold	5,805,009
Prepaid expenses	28,559

Total Assets	1,954,057,517
Liabilities:
Investment advisory fees payable	1,064,679
Accounting and Administration fees payable	838,307
Regulatory and Compliance fees payable	14,285
Risk Officer fees payable	10,752
Trustee fees payable	163
Accrued expenses and other payables	40,848

Total Liabilities	1,969,034

Net Assets	$1,952,088,483

Net assets	$1,952,088,483
Shares of common stock outstanding	92,228,908

Net asset value per share	$21.17

Net Assets:
Paid in capital	$1,333,875,325
Distributable earnings (loss)	618,213,158

Net Assets	$1,952,088,483

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2021 (Unaudited)

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $592,543)	$23,893,033
Operating expenses:
Investment advisory	5,873,043
Accounting and Administration	522,046
Regulatory and Compliance	85,271
Trustees	26,725
Risk Officer	17,752
Other	73,457

Total expenses	6,598,294

Net investment income	17,294,739

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	47,158,684
Net realized gains from foreign currency transactions	2,346
Change in unrealized appreciation (depreciation) on investments	288,351,514
Change in unrealized appreciation (depreciation) on foreign currency	(115,476)

Net realized and unrealized gains from investment activities	335,397,068

Change in Net Assets Resulting from Operations	$352,691,807

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2021 (Unaudited) and the year ended September 30, 2020

	Independent Franchise Partners US Equity Fund
	2021	2020
Increase (decrease) in net assets:
Operations:
Net investment income	$17,294,739	$23,864,602
Net realized gains (losses) from investment and foreign currency transactions	47,161,030	349,413,600
Change in unrealized appreciation (depreciation) on investments and foreign currency	288,236,038	(116,084,487)

Change in net assets resulting from operations	352,691,807	257,193,715

Dividends paid to shareholders:
From distributable earnings	(212,970,649)	(165,226,614)

Total dividends paid to shareholders	(212,970,649)	(165,226,614)

Capital Transactions:
Proceeds from sale of shares	59,926,555	84,665,411
Value of shares issued to shareholders in reinvestment of dividends	203,820,740	158,832,872
Value of shares redeemed	(129,304,968)	(786,062,798)

Change in net assets from capital transactions	134,442,327	(542,564,515)

Change in net assets	274,163,485	(450,597,414)
Net assets:
Beginning of period	1,677,924,998	2,128,522,412

End of period	$1,952,088,483	$1,677,924,998

Share Transactions:
Sold	2,859,071	4,371,881
Reinvested	10,566,135	8,693,644
Redeemed	(6,268,217)	(42,009,553)

Change	7,156,989	(28,944,028)

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	Independent Franchise Partners US Equity Fund
	Six Months Ended March 31, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017	Year Ended September 30, 2016
	(Unaudited)
Net asset value, beginning of period	$19.72		$18.67		$18.55		$17.66		$16.21	$14.57

Income (loss) from operations:
Net investment income	0.19		0.37		0.30		0.28		0.23	0.22
Net realized and unrealized gains from investments	3.73		2.72		1.06		1.51		1.80	2.59

Total from investment operations	3.92		3.09		1.36		1.79		2.03	2.81

Less distributions paid:
From net investment income	(0.30)		(0.37)		(0.31)		(0.24)		(0.22)	(0.24)
From net realized gains on investments	(2.17)		(1.68)		(0.93)		(0.66)		(0.36)	(0.93)

Total distributions paid	(2.47)		(2.05)		(1.24)		(0.90)		(0.58)	(1.17)

Increase from redemption fees	—		0.01		—	(a)	—	(a)	— (a)	— (a)

Change in net asset value	1.45		1.05		0.12		0.89		1.45	1.64

Net asset value, end of period	$21.17		$19.72		$18.67		$18.55		$17.66	$16.21

Total return(b), (c)	21.10%		17.50	%(d)	8.67%		10.34%		12.99%	20.23%
Ratios/Supplemental data:
Net assets, end of period
(000’s)	$1,952,088		$1,677,925		$2,128,522		$2,125,045		$1,929,030	$1,558,064
Ratio of net expenses to average net assets	0.72	%(e)	0.76%		0.76%		0.76%		0.77%	0.79%
Ratio of net investment income to average net assets	1.88	%(e)	1.49%		1.62%		1.54%		1.42%	1.64%
Ratio of gross expenses to average net assets	0.72	%(e)	0.76%		0.76	%(f)	0.76	%(f)	0.77%	0.79%
Portfolio turnover rate(b), (g)	11.92%		43.46%		37.99%		38.63%		30.72%	19.29%

(a)	Redemption fees were less than $0.005 per share.
(b)	Not annualized for periods less than one year.
(c)	Total return excludes redemption fees.
(d)	During the period, the Adviser reimbursed the fund for a loss realized in connection with a trade error. Such payment represented 0.02% to the Fund’s total return.
(e)	Annualized for periods less than one year.
(f)	During the years shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(g)	Portfolio turnover rate includes applicable corporate action activity and securities trading as a result of investor subscription and redemption activity.

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

IFP US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit

8

ADVISERS INVESTMENT TRUST

IFP US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2021 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
IFP US Equity Fund
Common Stocks(1)	$1,919,236,776	$—		$—	$1,919,236,776

Total Investments	$1,919,236,776	$—		$—	$1,919,236,776

(1)	See investment industries in the Schedule of Investments.

As of March 31, 2021, there were no Level 2 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2021.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

9

ADVISERS INVESTMENT TRUST

IFP US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”).These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

REDEMPTION FEES

The Fund will charge a redemption fee of up to 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2021 and year ended September 30, 2020 were $164,288 and $860,901, respectively, and are reflected within the value of shares redeemed on the Statements of Changes in Net Assets.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2021, the Fund did not have material uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2017, 2018, 2019 and 2020 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

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ADVISERS INVESTMENT TRUST

IFP US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

B. Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser” or “IFP”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Adviser’s Assets Under Management(1)	Scale Discount for Assets in each Range(1)	Annualized Rate(1)	Effective Overall Annual Fee(1)
First $1 billion	—	0.84%	0.84%
$1 - 2 billion	0.10%	0.74%	at $2 billion 0.79%
$2 - 3 billion	0.20%	0.64%	at $3 billion 0.74%
$3 - 4 billion	0.30%	0.54%	at $4 billion 0.69%
$4 - 5 billion	0.40%	0.44%	at $5 billion 0.64%
Above $5 billion	—	—	0.64%

(1)

The Adviser’s total assets under management at the end of each calendar quarter are used to calculate the effective annual fee to be applied during the next calendar quarter. During the six months ended March 31, 2021, the effective annualized rate was 0.64% given the Adviser’s total assets under management were in excess of $5 billion during the period.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $175,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund’s risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2021, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2021, the aggregate Trustee compensation paid by the Trust was $187,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

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ADVISERS INVESTMENT TRUST

IFP US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund until January 28, 2022. For the six months ended March 31, 2021, there were no expenses reduced by the Adviser. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

C. Investment Transactions

For the six months ended March 31, 2021, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from sales
IFP US Equity Fund	$211,157,502	$276,318,472

D. Federal Income Tax

As of March 31, 2021, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$1,326,276,767	$609,074,725	$(16,114,716)	$592,960,009

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2020 and September 30, 2019 for the Fund was as follows:

IFP US Equity Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2020	$36,780,971	$128,445,643	$165,226,614	$—	$165,226,614
2019	51,861,949	83,990,000	135,851,949	—	135,851,949

As of the latest tax year ended September 30, 2020, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
IFP US Equity Fund	$36,085,921	$134,151,187	$170,237,108	$—	$—	$308,254,892	$478,492,000

At September 30, 2020, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

E. Concentration of Ownership Risk

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

F. Other Risks

The global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact on the Fund’s operations and performance.

12

ADVISERS INVESTMENT TRUST

IFP US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

A. Summary of Fund Holdings as of March 31, 2021

Market Exposure
Equity Securities	% of Net Assets
Media	14.6%
Tobacco	13.7
Software	12.9
Pharmaceuticals	11.0
Internet Software & Services	11.0
Diversified Financials	8.0
Insurance	4.8
Biotechnology	4.8
Toys/Games/Hobbies	4.3
IT Services	3.8
Health Care Equipment & Supplies	3.0
Computers & Peripherals	2.3
Commercial Services	2.2
Diversified Support Services	1.9

Total	98.3%

13

ADVISERS INVESTMENT TRUST

IFP US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

5 Largest Security Positions
Issuer	% of Net Assets
Philip Morris International Inc.	6.3%
Oracle Corp.	5.7
News Corp. - Class A	5.1
Booking Holdings Inc.	5.1
Aon PLC - Class A	4.8

Total	27.0%

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2020 and held for the entire period through March 31, 2021.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account	Ending Account
	Expense Ratio	Value 10/1/2020	Value 3/31/2021	*Expenses Paid 10/1/20-3/31/21
Actual	0.72%	$1,000.00	$1,211.00	$3.97
Hypothetical	0.72%	$1,000.00	$1,021.34	$3.63

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

C. Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires registered open-end management companies to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly

14

ADVISERS INVESTMENT TRUST

IFP US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Trust’s Board of Trustees approved the appointment of the Adviser’s Programme Administrator Team as the administrator of the LRMP for the Fund on November 15, 2018. The Trust’s Board approved the Fund’s LRMP at its regular board meeting on March 6, 2019. At the Board’s regular meeting on March 11, 2021, the Trust’s Chief Compliance Officer and the Fund’s Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services.TheAdviser supplies portfolio-level data and certain assumptions to this provider which it uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Fund’s liquidity risks for the twelve-month period ended March 31, 2021. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

D. Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at Independent Franchise Partners US Equity Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-233-0437 (toll free); and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-233-0437 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 855-233-0437 (toll free).

15

Investment Adviser

Independent Franchise Partners, LLP

Level 1, 10 Portman Square

London, W1H 6AZ

United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

855-233-0437 or 312-557-7902

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SEMI-ANNUAL REPORT

March 31, 2021

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

March 31, 2021 (Unaudited)

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.6%
Communication Services	9.9%
Alphabet, Inc. - Class C(a)		430	$889,511
Comcast Corp. - Class A		8,666	468,917
Electronic Arts, Inc.		3,724	504,118
Walt Disney (The) Co.(a)		1,698	313,315

			2,175,861

Consumer Discretionary	14.8%
Amazon.com, Inc.(a)		411	1,271,667
Booking Holdings, Inc.(a)		89	207,356
Dollar General Corp.		3,612	731,863
Home Depot (The), Inc.		925	282,356
NIKE, Inc. - Class B		2,359	313,488
Ross Stores, Inc.		3,667	439,710

			3,246,440

Consumer Staples	15.4%
Casey’s General Stores, Inc.		2,991	646,624
Coca-Cola (The) Co.		15,221	802,299
Constellation Brands, Inc. - Class A		1,994	454,632
Hershey (The) Co.		1,441	227,909
Mondelez International, Inc. - Class A		12,318	720,972
PepsiCo, Inc.		3,797	537,086

			3,389,522

Financials	10.1%
Berkshire Hathaway, Inc. - Class B(a)		3,475	887,758
CME Group, Inc.		3,250	663,748
M&T Bank Corp.		1,438	218,015
Progressive (The) Corp.		4,815	460,362

			2,229,883

Health Care	17.6%
Abbott Laboratories		3,825	458,388
Becton Dickinson and Co.		2,561	622,707
Boston Scientific Corp.(a)		16,581	640,856
Humana, Inc.		830	347,977
Intuitive Surgical, Inc.(a)		261	192,863
Johnson & Johnson		4,057	666,768
UnitedHealth Group, Inc.		2,509	933,524

			3,863,083

Industrials	6.3%
Copart, Inc.(a)		2,019	219,284
Graco, Inc.		1,426	102,130
Northrop Grumman Corp.		1,068	345,647
Otis Worldwide Corp.		5,102	349,232
Ritchie Bros. Auctioneers, Inc.		6,203	363,186

			1,379,479

See Notes to Financial Statements.

1

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Information Technology	24.4%
Adobe, Inc.(a)		944	$448,749
Keysight Technologies, Inc.(a)		4,175	598,695
Mastercard, Inc. - Class A		1,818	647,299
Microsoft Corp.		5,931	1,398,352
PayPal Holdings, Inc.(a)		1,803	437,840
ServiceNow, Inc.(a)		808	404,089
Synopsys, Inc.(a)		951	235,639
Teradyne, Inc.		4,320	525,658
Visa, Inc. - Class A		3,191	675,630

			5,371,951

Materials	1.1%
Sherwin-Williams (The) Co.		320	236,163

TOTAL COMMON STOCKS (Cost $16,176,511)			21,892,382

SHORT-TERM INVESTMENTS	1.0%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 0.03%(b)		229,574	229,574

TOTAL SHORT-TERM INVESTMENTS (Cost $229,574)			229,574

TOTAL INVESTMENTS (Cost $16,406,085)	100.6%		22,121,956
NET OTHER ASSETS (LIABILITIES)	(0.6%)		(132,278)

NET ASSETS	100.0%		$21,989,678

(a) Non-income producing security.

(b) 7-day current yield as of March 31, 2021 is disclosed.

At March 31, 2021, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	97.9%
All other countries less than 2%	1.7

Total	99.6%

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2021 (Unaudited)

Vontobel U.S. Equity Institutional Fund
Assets:
Investments, at value (Cost: $16,406,085)	$22,121,956
Receivable for dividends	11,368
Reclaims receivable	2,767
Receivable from Investment Adviser	28,925
Prepaid expenses	14,400

Total Assets	22,179,416
Liabilities:
Accounting and Administration fees payable	$123,767
Regulatory and Compliance fees payable	12,740
Trustee fees payable	163
Accrued expenses and other payables	53,068

Total Liabilities	189,738

Net Assets	$21,989,678

Class I Shares:
Net assets	$21,989,678
Shares of common stock outstanding	1,440,368

Net asset value per share	$15.27

Net Assets:
Paid in capital	$15,032,670
Distributable earnings (loss)	6,957,008

Net Assets	$21,989,678

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2021 (Unaudited)

Vontobel U.S. Equity Institutional Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $524)	$120,245
Operating expenses:
Investment advisory	52,130
Accounting and Administration	80,280
Regulatory and Compliance	74,691
Trustees	26,725
Legal	15,232
Other	43,722

Total expenses before reductions	292,780

Expenses reduced by Adviser	(225,011)

Net expenses	67,769

Net investment income	52,476

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	1,397,193
Net realized losses from foreign currency transactions	(1,582)
Change in unrealized appreciation (depreciation) on investments	1,278,478
Change in unrealized appreciation (depreciation) on foreign currency	1

Net realized and unrealized gains from investment activities	2,674,090

Change in Net Assets Resulting from Operations	$2,726,566

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2021 (Unaudited) and the year ended September 30, 2020

	Vontobel U.S. Equity Institutional Fund
	2021	2020
Increase (decrease) in net assets:
Operations:
Net investment income	$52,476	$93,688
Net realized gains (losses) from investment and foreign currency transactions	1,395,611	379,345
Change in unrealized appreciation (depreciation) on investments and foreign currency	1,278,479	2,030,418

Change in net assets resulting from operations	2,726,566	2,503,451

Dividends paid to shareholders:
From distributable earnings	(566,599)	(300,442)

Total dividends paid to shareholders	(566,599)	(300,442)

Capital Transactions (Class I Shares):
Proceeds from sale of shares	181,360	1,715,528
Value of shares issued to shareholders in reinvestment of dividends	112,305	38,536
Value of shares redeemed	(280,363)	(61,399)

Change in net assets from capital transactions	13,302	1,692,665

Change in net assets	2,173,269	3,895,674
Net assets:
Beginning of period	19,816,409	15,920,735

End of period	$21,989,678	$19,816,409

Share Transactions (Class I Shares):
Sold	12,159	151,580
Reinvested	7,756	3,001
Redeemed	(18,990)	(4,570)

Change	925	150,011

See Notes to Financial Statements.

5

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

Vontobel U.S. Equity Institutional Fund	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018(a)
Net asset value, beginning of period	$13.77	$12.35	$11.16	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.04	0.07	0.09	0.05
Net realized and unrealized gains from investments	1.85	1.58	1.17	1.11

Total from investment operations	1.89	1.65	1.26	1.16

Less distributions paid:
From net investment income	(0.04)	(0.09)	(0.07)	—
From net realized gains	(0.35)	(0.14)	—	—

Total distributions paid	(0.39)	(0.23)	(0.07)	—

Change in net asset value	1.50	1.42	1.19	1.16

Net asset value, end of period	$15.27	$13.77	$12.35	$11.16

Total return(c)	13.94%	13.47%	11.46%	11.60%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$21,990	$19,816	$15,921	$11,427
Ratio of net expenses to average net assets(d)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(d)	0.50%	0.54%	0.82%	0.84%
Ratio of gross expenses to average net assets(d)	2.80%	3.33%	3.15%	2.93%
Portfolio turnover rate(c)	24.29%	57.97%	27.31%	20.78%

(a)	For the period from March 27, 2018, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASBAccounting Standards Codification (“ASC”)Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel U.S. Equity Institutional Fund (the “Fund”) is a series of the Trust and commenced operations on March 27, 2018. These financial statements and notes only relate to the Fund.

The Fund is a diversified fund. The investment objective of the Fund is to provide long-term capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

7

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2021 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Vontobel U.S. Equity Institutional Fund
Common Stocks*	$21,892,382	$—	$—	$21,892,382
Short-Term Investments	229,574	—	—	229,574

Total Investments	$22,121,956	$—	$—	$22,121,956

*	See additional categories in the Schedule of Investments.

As of March 31, 2021 there were no Level 2 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2021.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statement of Operations.

8

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”).These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2021, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax years ended September 30, 2020, 2019, and 2018 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

9

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

The global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to a Fund’s operations and performance.

B. Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser” or “Vontobel”) to provide investment advisory services to the Fund. Under the terms of the Agreement, the Fund pays the Adviser an annual fee based on the Fund’s daily net assets as set forth in the following table. The total fees incurred by the Fund pursuant to the Agreement is reflected as “Investment advisory” fees on the Statements of Operations. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses with underlying investment companies and extraordinary expenses) exceed the rates in the table below.

Fund	Class	Advisory Fee	Expense Limitation
Vontobel U.S. Equity Institutional Fund	Class I	0.50% on First $500 million	0.65%
		0.45% on assets over $500 million

The expense limitation agreement is effective until January 28, 2022 for the Fund at which time it will be subject to automatic renewal upon the effective date of the annual update to the Fund’s registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

10

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

For the six months ended March 31, 2021, the Fund incurred advisory fees payable to Vontobel, expense waivers/reimbursements from Vontobel and paid expense recoupments to Vontobel as follows:

Fund	Advisory Fee to Vontobel	Expenses Reduced by Vontobel	Advisory Fees Recouped by Vontobel
Vontobel U.S. Equity Institutional Fund	$52,130	$225,011	$—

The balances of recoverable expenses to Vontobel by the Fund at March 31, 2021 were as follows:

For the:	Expiring	Vontobel
Year Ended September 30, 2018	September 30, 2021	$112,057
Year Ended September 30 , 2019	September 30, 2022	308,332
Year Ended September 30, 2020	September 30, 2023	467,284
Six months ended March 31, 2021	September 30, 2024	225,011

Balances of Recoverable Expenses to the Adviser		$1,112,684

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor $50,000 annually and reimburses for certain out-of-pocket expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements with the Trust, on behalf of the Fund. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, and certain per account and transaction charges. The Fund is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Fund, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund has agreed to pay Foreside a tiered basis-point fee based on the Fund’s daily net assets, subject to an overall minimum annual fee of $150,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2021, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2021, the aggregate Trustee compensation paid by the Trust was $187,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statements of Operations.

C. Investment Transactions

For the six months ended March 31, 2021, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from sales
Vontobel U.S. Equity Institutional Fund	$4,976,304	$5,544,537

11

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

D. Federal Income Tax

As of March 31, 2021, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Vontobel U.S. Equity Institutional Fund	$16,463,140	$5,668,643	$(9,827)	$5,658,816

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2020 and September 30, 2019 for the Fund were as follows:

Vontobel U.S. Equity Institutional Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital		Total Distributions Paid
2020	$130,710	$169,732	$300,442		$—	$300,442
2019	76,471	—	76,471		—	76,471

As of the latest tax year ended September 30, 2020, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
Vontobel U.S. Equity Institutional Fund	$37,283	$387,277	$424,560	$—	$—	$4,372,481	$4,797,041

E. Concentration by Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

12

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

A. Summary of Fund Holdings as of March 31, 2021

Vontobel U.S. Equity Institutional Fund

Market Exposure
Equity Securities	% of Net Assets
Software	13.6%
Internet	10.8
Retail	9.5
Diversified Financial Services	9.0
Beverages	8.2
Insurance	6.1
Healthcare-Products	5.9
Pharmaceuticals	5.9
Healthcare-Services	5.8
Food	4.3
Commercial Services	3.6
Media	3.6
Electronics	2.7
Semiconductors	2.4
Machinery-Diversified	2.1

Market Exposure
Equity Securities	% of Net Assets
Aerospace/Defense	1.6%
Apparel	1.4
Chemicals	1.1
Distribution/Wholesale	1.0
Banks	1.0

Total	99.6%

5 Largest Security Positions
Issuer	% of Net Assets
Microsoft Corp.	6.4%
Amazon.com, Inc.	5.8
UnitedHealth Group, Inc.	4.3
Alphabet, Inc. - Class C	4.1
Berkshire Hathaway, Inc. - Class B	4.0

Total	24.6%

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2020 and held for the entire period through March 31, 2021.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

13

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

	Expense Ratio	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	*Expenses Paid 10/1/20-3/31/21
Actual	0.65%	$1,000.00	$1,139.40	$3.47
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

*

Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

C. Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Amended and Restated Investment Advisory Agreement (the “Agreement”) between Advisers Investment Trust (the “Trust”) and Vontobel Asset Management, Inc. (the “Adviser”) with respect to the Vontobel U.S. Equity Institutional Fund (the “Fund”) be approved by a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on March 10, 2021.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process, the Adviser’s compliance program, pending material litigation, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement and that there had been no material compliance issues in the past 36 months with respect to the Fund or any other fund managed by the Adviser. Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance of the Fund and compared the Fund’s since inception and one-year performance through December 31, 2020, to the performance of the Fund’s benchmark and a peer group of funds drawn from the Fund’s Morningstar Category. The Board reviewed the methodology used to select the peer group of funds. The Board also reviewed the performance of another pooled vehicle and a separately managed account advised by the Adviser with similar investment mandates for one-year, five-years and ten-years through December 31, 2020. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.50% of average daily net assets of the Fund. The Board reviewed the investment advisory fee paid by the Fund in comparison to the investment advisory fees paid by the funds within the Fund’s peer group and in the Fund’s Morningstar category, noting that the fee paid by the Fund was less than the average fee paid by its peers and by funds in the Morningstar category. The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fee and expense ratio were reasonable.

14

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of theAdviser and representations made thereto and the overall importance of the Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the Fund was not yet profitable for the Adviser given the Fund’s limited history of operations and asset size.

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point. The Board considered the Adviser’s representations that it believed that breakpoints were not necessary at this time as the Fund was priced competitively. The Board recognized that the Adviser and its affiliates may derive other benefits from their relationship with the Fund, noting that, among other things, any brokerage commissions generated by the Fund’s investment activity would contribute to the Adviser’s soft-dollar commission pool. Additionally, the Board noted that the Adviser may enjoy enhanced name recognition as an adviser in the Trust, which may facilitate the procurement of additional mandates.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

D. Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires registered open-end management companies to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Trust’s Board of Trustees approved the appointment of the Adviser’s Liquidity Management Group as the administrator of the LRMP for the Fund on March 6, 2019. The Trust’s Board approved the Fund’s LRMP at its regular board meeting on September 11, 2019. At the Board’s regular meeting on March 11, 2021, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider which it uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Fund’s liquidity risks for the period ended March 31, 2020. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

E. Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 866-252-5393 (toll free) or 312-630-6583. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the U.S. Securities and Exchange Commissions (the “SEC”) website at www.sec.gov.

15

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 866-252-5393 (toll free).

16

Investment Adviser

Vontobel Asset Management, Inc.

1540 Broadway

38th Floor

New York, NY 10036

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

866-252-5393 (toll free) or 312-630-6583

SEMI-ANNUAL REPORT

MARCH 31, 2021

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

March 31, 2021 (Unaudited)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

SHAREHOLDER LETTER

March 31, 2021

Dear Shareholder:

We are pleased to present the March 31, 2021 Semi-Annual Report for the JOHCM Funds (the “Funds”), each a series of the Advisers Investment Trust. This report contains the results of operations during the period ended March 31, 2021.

We appreciate the trust and confidence you have placed in us by choosing the Funds and the Investment Adviser, J O Hambro Capital Management Limited, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan	Jonathan Weitz
President	Senior Vice President – Business Manager
Advisers Investment Trust	J O Hambro Capital Management Limited

ADVISERS INVESTMENT TRUST

JOHCM CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	0.7%
Holding Companies-Diversified	0.7%
Alpha Capital Acquisition Co.(a)		428	$4,259
Austerlitz Acquisition Corp. II(a)		634	6,359
CC Neuberger Principal Holdings III(a)		104	1,039
Northern Genesis Acquisition Corp. II(a)		2,048	20,972
Northern Star Investment Corp. III(a)		211	2,099

			34,728

TOTAL COMMON STOCKS (Cost $34,265)			34,728

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	64.2%
Aerospace/Defense	2.0%
Boeing (The) Co.
5.81%, 05/01/50		$80,000	100,881

Agriculture	2.1%
BAT Capital Corp.
3.56%, 08/15/27		100,000	106,266

Banks	4.1%
Bank of America Corp.
(Variable, ICE LIBOR USD 3M + 2.66%)
4.30%, 01/28/25(b)		105,000	105,263
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 2.75%)
4.00%, 04/01/25(b)		105,000	103,976

			209,239

Biotechnology	2.0%
Innoviva, Inc.
2.50%, 08/15/25		100,000	105,060

Computers	1.5%
Dell International LLC/EMC Corp.
5.88%, 06/15/21(c)		77,000	77,096

Cosmetics/Personal Care	1.0%
Edgewell Personal Care Co.
4.70%, 05/24/22		50,000	52,315

Distribution/Wholesale	2.1%
Resideo Funding, Inc.
6.13%, 11/01/26(c)		100,000	105,341

Diversified Financial Services	3.2%
Charles Schwab Corp. (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%)
5.38%, 06/01/25(b)		150,000	166,275

Food	7.3%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.
6.50%, 04/15/29(c)		100,000	112,950
Kraft Heinz Foods Co.
4.38%, 06/01/46		100,000	104,260

ADVISERS INVESTMENT TRUST

JOHCM CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Pilgrim’s Pride Corp.
5.75%, 03/15/25(c)		$90,000	$91,854
Post Holdings, Inc.
5.75%, 03/01/27(c)		60,000	63,105

			372,169

Healthcare-Services	1.0%
IQVIA, Inc.
5.00%, 10/15/26(c)		50,000	51,938

Internet	13.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27(c)		120,000	125,400
Netflix, Inc.
6.38%, 05/15/29		140,000	173,600
TripAdvisor, Inc.
7.00%, 07/15/25(c)		190,000	205,485
Uber Technologies, Inc.
8.00%, 11/01/26(c)		150,000	162,375

			666,860

Lodging	2.0%
Marriott Ownership Resorts, Inc./ILG LLC
6.50%, 09/15/26		100,000	104,437

Machinery-Diversified	1.0%
Flowserve Corp.
3.50%, 10/01/30		50,000	50,841

Media	14.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/23(c)		50,000	50,491
5.75%, 02/15/26(c)		62,000	63,969
CSC Holdings LLC,
6.75%, 11/15/21		31,000	31,814
5.50%, 04/15/27(c)		100,000	105,035
Liberty Broadband Corp.
2.75%, 09/30/50(c)		100,000	101,041
Sirius XM Radio, Inc.
4.13%, 07/01/30(c)		100,000	100,115
Time Warner Cable LLC
4.00%, 09/01/21		150,000	150,784
ViacomCBS, Inc.,
(Variable, ICE LIBOR USD 3M + 3.90%)
5.88%, 02/28/57(b)		10,000	10,163
(Variable, ICE LIBOR USD 3M + 3.90%)
6.25%, 02/28/57(b)		100,000	111,111

			724,523

ADVISERS INVESTMENT TRUST

JOHCM CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Packing & Containers	2.1%
Berry Global, Inc.
4.88%, 07/15/26(c)		$75,000	$79,361
Plastipak Holdings, Inc.
6.25%, 10/15/25(c)		25,000	25,719

			105,080

Pipelines	0.4%
DCP Midstream L.P.
(Variable, ICE LIBOR USD 3M + 5.15%)
7.38%, 12/15/22(b)		25,000	22,375

Real Estate Investment Trusts	1.6%
Office Properties Income Trust
4.15%, 02/01/22		50,000	51,107
SBA Communications Corp.
3.13%, 02/01/29(c)		30,000	28,835

			79,942

Software	3.5%
MSCI, Inc.,
4.75%, 08/01/26(c)		50,000	51,800
5.38%, 05/15/27(c)		20,000	21,390
SS&C Technologies, Inc.
5.50%, 09/30/27(c)		100,000	106,400

			179,590

TOTAL CORPORATE BONDS (Cost $3,291,450)			3,280,228

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	1.1%
Eagle Point Credit Co., Inc.		4,474	53,598

TOTAL EXCHANGE TRADED FUNDS (Cost $49,188)			53,598

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	16.5%
Beverages	2.2%
Bacardi Ltd.
4.70%, 05/15/28(c)		100,000	114,305
Electric	4.3%
Electricite de France S.A.
(Variable, USD Swap 10Y + 3.04%)
5.63%, 01/22/24(b)		100,000	106,500
Enel S.p.A.
(Variable, USD Swap 5Y + 5.88%)
8.75%, 09/24/73(b)(c)		100,000	116,250

			222,750

Media	3.7%
Liberty Latin America Ltd.
2.00%, 07/15/24		190,000	187,063

ADVISERS INVESTMENT TRUST

JOHCM CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oil & Gas	2.1%
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.04%)
4.38%, 06/22/25(b)		$100,000	$105,780

Packing & Containers	1.7%
OI European Group B.V.
4.00%, 03/15/23(c)		85,000	87,125

Telecommunications	2.5%
Altice France S.A.
8.13%, 02/01/27(c)		115,000	126,051

TOTAL FOREIGN ISSUER BONDS (Cost $842,485)			843,074

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	8.1%
Banks	2.5%
Morgan Stanley (Variable, ICE LIBOR USD 3M + 3.49%), 5.85(b)		1,679	47,818
Morgan Stanley (Variable, ICE LIBOR USD 3M + 3.71%), 6.38(b)		2,821	79,891

			127,709

Closed-End Funds	0.9%
Gabelli Dividend & Income Trust (The), 5.38%		1,750	47,897

Real Estate Investment Trusts	1.8%
Boston Properties, Inc., 5.25%		600	15,097
Vornado Realty Trust, 5.70%		3,000	75,720

			90,817

Telecommunications	2.9%
2020 Cash Mandatory Exchangeable Trust(a)(c)		130	146,204

TOTAL PREFERRED STOCKS (Cost $408,808)			412,627

SHORT-TERM INVESTMENTS	7.6%
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(d)		388,277	388,277

TOTAL SHORT-TERM INVESTMENTS (Cost $388,277)			388,277

TOTAL INVESTMENTS (Cost $5,014,473)	98.2%		5,012,532
NET OTHER ASSETS (LIABILITIES)	1.8%		93,677

NET ASSETS	100.0%		$5,106,209

(a)	Non-income producing security.
(b)	Floating rate security. The rate presented is the rate in effect at March 31, 2021, and the related index and spread are shown parenthetically for each security.
(c)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(d)	7-day current yield as of March 31, 2021 is disclosed.

ADVISERS INVESTMENT TRUST

JOHCM CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

At March 31, 2021, the JOHCM Credit Income Fund’s investments were concentrated as follows:

Country Allocation	Percentage of Net Assets
United States	81.7%
France	4.5
Chile	3.7
Italy	2.3
Bermuda	2.2
United Kingdom	2.1
Netherlands	1.7

Total	98.2%

5 Largest Security Positions
Issuer	% of Net Assets
TripAdvisor, Inc.
7.00%, 7/15/25	4.0%
Liberty Latin America Ltd.
2.00%, 7/15/24	3.7
Netflix, Inc.
6.38%, 5/15/29	3.4
Charles Schwab Corp. (The)
5.38%, 6/1/25	3.3
Uber Technologies, Inc.
8.00%, 11/1/26	3.2

Total	17.6%

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.4%
Brazil	5.8%
Ambev S.A. - ADR		1,355,233	$3,713,339
B3 S.A. - Brasil Bolsa Balcao		753,978	7,316,546
Petroleo Brasileiro S.A. - ADR		3,321,048	28,162,487
Suzano S.A. - ADR(a)		634,570	7,754,445

			46,946,817

Canada	2.4%
Barrick Gold Corp.		982,951	19,462,430

China	21.1%
Anhui Conch Cement Co. Ltd. - Class H		2,996,109	19,481,781
China Construction Bank Corp. - Class H		9,924,502	8,349,036
China Resources Mixc Lifestyle Services Ltd.(a)(b)		20,538	122,318
Country Garden Services Holdings Co. Ltd.		1,313,000	13,308,859
ENN Energy Holdings Ltd.		1,971,916	31,630,404
Industrial & Commercial Bank of China Ltd. - Class H		11,738,003	8,425,163
Jiangsu Expressway Co. Ltd. - Class H		4,758,982	5,925,695
Longfor Group Holdings Ltd.(b)		3,739,872	24,775,010
Proya Cosmetics Co. Ltd. - Class A		302,792	7,349,567
TravelSky Technology Ltd. - Class H		3,240,000	7,576,851
Trip.com Group Ltd. - ADR(a)		425,566	16,865,181
Xinyi Energy Holdings Ltd.		1,654,948	804,685
Xinyi Solar Holdings Ltd.		9,811,440	16,129,224
Zhejiang Expressway Co. Ltd. - Class H		12,319,315	10,918,316

			171,662,090

Hong Kong	6.6%
China Resources Land Ltd.		4,041,971	19,575,283
Hong Kong Exchanges & Clearing Ltd.		492,199	28,959,214
Lee & Man Paper Manufacturing Ltd.		5,527,000	5,083,296

			53,617,793

India	13.5%
Apollo Tyres Ltd.		1,150,776	3,520,933
Container Corp. of India Ltd.		1,186,981	9,708,360
HDFC Bank Ltd. - ADR(a)		228,321	17,738,259
ICICI Bank Ltd. - ADR(a)		1,408,881	22,584,362
Larsen & Toubro Ltd.		816,133	15,838,486
Mahindra & Mahindra Ltd.		1,392,831	15,149,666
State Bank of India(a)		5,002,829	24,927,330

			109,467,396

Jersey	0.7%
Centamin PLC		4,193,722	6,012,724

Mexico	5.6%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,708,622	5,466,408
Cemex S.A.B. de C.V. - ADR(a)		3,576,010	24,924,790

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Megacable Holdings S.A.B. de C.V. - CPO		1,414,168	$5,067,329
Wal-Mart de Mexico S.A.B. de C.V.		3,296,680	10,398,344

			45,856,871

Netherlands	4.2%
Prosus N.V.(a)		305,092	33,917,676

Russia	0.7%
Globaltrans Investment PLC - REG - GDR		833,616	5,560,219

South Africa	8.4%
FirstRand Ltd.		4,848,377	16,956,180
Mr Price Group Ltd.		667,436	8,754,897
Naspers Ltd. - Class N		178,363	42,677,940

			68,389,017

South Korea	19.9%
Cheil Worldwide, Inc.		517,049	9,708,232
NCSoft Corp.		20,983	16,185,694
Samsung Electronics Co. Ltd.		1,008,346	72,524,289
Samsung Electronics Co. Ltd. - REG - GDR		655	1,194,720
SK Hynix, Inc.		240,636	28,172,538
SK Telecom Co. Ltd.		126,081	30,635,984
SK Telecom Co. Ltd. - ADR		128,950	3,511,309

			161,932,766

Taiwan	6.2%
Primax Electronics Ltd.		6,677,384	14,883,876
Taiwan Cement Corp.		4,401,000	7,218,547
Tong Yang Industry Co. Ltd.		6,564,643	8,340,108
Win Semiconductors Corp.		502,000	6,879,122
Yuanta Financial Holding Co. Ltd.		16,525,000	13,030,964

			50,352,617

United Arab Emirates	2.3%
Emaar Malls PJSC(a)		24,272,136	11,167,502
Emaar Properties PJSC(a)		8,009,172	7,718,843

			18,886,345

TOTAL COMMON STOCKS (Cost $629,976,134)			792,064,761

PREFERRED STOCKS	0.4%
Brazil	0.4%
Azul S.A. - ADR(a)		172,333	3,479,403

TOTAL PREFERRED STOCKS (Cost $3,918,412)			3,479,403

TOTAL INVESTMENTS (Cost $633,894,546)	97.8%		795,544,164
NET OTHER ASSETS (LIABILITIES)	2.2%		18,041,760

NET ASSETS	100.0%		$813,585,924

(a)	Non-income producing security.
(b)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Abbreviations:
ADR – American Depositary Receipt
CPO – Certificados de Partcipatión Ordinario
GDR – Global Depositary Receipt
REG – Registered

At March 31, 2021 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	8.0%
Consumer Discretionary	15.9
Consumer Staples	2.6
Energy	3.5
Financials	18.9
Industrials	8.0
Information Technology	18.1
Materials	11.0
Real Estate	7.8
Utilities	4.0

Total	97.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Internet	13.5%
Semiconductors	13.4
Banks	12.2
Real Estate	9.4
Diversified Financial Services	6.7
Building Materials	6.3
Telecommunications	4.8
Gas	3.9
Oil & Gas	3.5
Mining	3.1
Commercial Services	3.0
Retail	2.4
Energy-Alternate Sources	2.1
Engineering & Construction	1.9
Transportation	1.9
Auto Manufacturers	1.9
Computers	1.8
Auto Parts & Equipment	1.5
Advertising	1.2
Forest Products & Paper	0.9
Cosmetics/Personal Care	0.9
Packing & Containers	0.6
Beverages	0.5
Airlines	0.4

Total	97.8%

5 Largest Security Positions
Issuer	% of Net Assets
Samsung Electronics Co. Ltd.	8.9%
Naspers Ltd. - Class N	5.3
Prosus N.V.	4.2
ENN Energy Holdings Ltd.	3.9
SK Telecom Co. Ltd.	3.8

Total	26.1%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.5%
Brazil	3.2%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A.(a)		159,200	$250,029
Cosan S.A. - ADR		15,488	250,131
Lojas Quero S.A.(a)		248,182	675,499
SLC Agricola S.A.		59,400	471,093
Vinci Partners Investments Ltd. - Class A(a)		10,791	141,902

			1,788,654

Canada	3.6%
Capstone Mining Corp.(a)		95,721	315,338
Dundee Precious Metals, Inc.		50,510	308,277
ERO Copper Corp.(a)		25,862	445,130
Neo Performance Materials, Inc.		12,578	201,376
Parex Resources, Inc.(a)		40,262	717,969

			1,988,090

China	7.6%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - Class A		10,000	287,890
China Yongda Automobiles Services Holdings Ltd.		235,500	430,159
Chongqing Fuling Zhacai Group Co. Ltd. - Class A		79,000	505,528
Maanshan Iron & Steel Co. Ltd. - Class H		770,000	262,474
Maoyan Entertainment(a)(b)		160,400	266,573
Sany Heavy Equipment International Holdings Co. Ltd.		333,000	395,363
Silergy Corp.		5,613	453,439
Sinotrans Ltd. - Class H		1,876,000	694,985
Xtep International Holdings Ltd.		1,197,500	700,869
Zhou Hei Ya International Holdings Co. Ltd.(a)(b)		268,500	281,137

			4,278,417

Greece	3.4%
Eurobank Ergasias Services and Holdings S.A.(a)		567,116	482,166
Motor Oil Hellas Corinth Refineries S.A.		33,561	530,139
Public Power Corp. S.A.(a)		43,792	467,329
Star Bulk Carriers Corp.(a)		29,900	438,932

			1,918,566

Hong Kong	4.7%
Bosideng International Holdings Ltd.		620,000	279,132
CIMC Enric Holdings Ltd.		856,000	611,106
Lee & Man Paper Manufacturing Ltd.		302,000	277,756
Pacific Basin Shipping Ltd.		2,754,000	743,932
SITC International Holdings Co. Ltd.		136,000	460,966
Towngas China Co. Ltd.(a)		543,000	271,008

			2,643,900

Hungary	1.1%
Richter Gedeon Nyrt		19,894	586,544

India	15.4%
Aditya Birla Capital Ltd.(a)		216,578	353,391

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Apollo Tyres Ltd.		121,346	$371,272
Astral Poly Technik Ltd.		16,840	372,403
Bajaj Consumer Care Ltd.		140,312	498,772
Bajaj Electricals Ltd.(a)		26,380	352,365
Dr Lal PathLabs Ltd.(b)		18,739	693,815
Exide Industries Ltd.		174,199	437,441
Godrej Properties Ltd.(a)		33,612	646,714
Graphite India Ltd.		60,440	423,248
Indian Energy Exchange Ltd.(b)		172,451	784,964
LIC Housing Finance Ltd.		106,081	621,277
NCC Ltd.		271,535	293,396
Persistent Systems Ltd.		14,967	393,460
PNC Infratech Ltd.		124,960	440,781
PTC India Ltd.		412,969	439,156
Shriram Transport Finance Co. Ltd.		44,850	872,478
Varun Beverages Ltd.		45,376	622,446

			8,617,379

Indonesia	3.3%
Bank Tabungan Negara Persero Tbk PT		4,772,800	565,178
Bumi Serpong Damai Tbk PT(a)		6,254,000	482,236
Ciputra Development Tbk PT		5,111,400	385,335
Japfa Comfeed Indonesia Tbk PT		1,262,600	166,898
Merdeka Copper Gold Tbk PT(a)		1,642,100	243,065

			1,842,712

Mexico	2.5%
Corp. Inmobiliaria Vesta S.A.B. de C.V.		267,300	559,983
Grupo Cementos de Chihuahua S.A.B. de C.V.		51,800	359,517
Orbia Advance Corp. S.A.B. de C.V.		184,000	491,249

			1,410,749

Philippines	1.0%
Wilcon Depot, Inc.		1,548,100	567,730

Poland	1.6%
Bank Polska Kasa Opieki S.A.(a)		49,830	890,456

Russia	1.6%
Globaltrans Investment PLC - REG - GDR		61,118	407,657
Sistema PJSC - REG - GDR		53,191	480,847

			888,504

Saudi Arabia	1.1%
United Electronics Co.		21,291	596,100

South Africa	2.1%
African Rainbow Minerals Ltd.		15,291	288,115
Aspen Pharmacare Holdings Ltd.(a)		45,443	444,455
Barloworld Ltd.(a)		29,942	183,121
Royal Bafokeng Platinum Ltd.		33,264	247,902

			1,163,593

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
South Korea	19.8%
AfreecaTV Co. Ltd.		3,791	$262,950
DB HiTek Co. Ltd.		10,303	512,533
DGB Financial Group, Inc.		105,306	785,317
Doosan Bobcat, Inc.(a)		17,014	632,904
Duk San Neolux Co. Ltd.(a)		19,513	780,175
E-MART, Inc.		3,715	561,312
Eugene Technology Co. Ltd.		21,653	852,345
Hansol Chemical Co. Ltd.		3,111	662,471
Iljin Materials Co. Ltd.		6,903	414,149
KoMiCo Ltd.		11,668	661,883
Mando Corp.(a)		9,128	530,702
Meritz Fire & Marine Insurance Co. Ltd.		22,643	387,137
Pan Ocean Co. Ltd.		69,349	378,072
Park Systems Corp.		6,818	807,256
PSK, Inc.		14,861	493,725
Shinsegae, Inc.		1,385	343,879
Silicon Works Co. Ltd.		6,524	435,798
SKC Co. Ltd.		7,004	795,241
WONIK IPS Co. Ltd.		17,519	800,294

			11,098,143

Taiwan	16.0%
Alchip Technologies Ltd.		14,000	441,594
ASMedia Technology, Inc.		5,000	261,101
Chailease Holding Co. Ltd.		80,340	554,690
Chicony Power Technology Co. Ltd.		189,000	540,511
Cub Elecparts, Inc.		30,000	254,968
Elan Microelectronics Corp.		100,000	685,172
Fusheng Precision Co. Ltd.		37,000	293,713
Global PMX Co. Ltd.		61,000	399,783
Gourmet Master Co. Ltd.		108,000	660,498
Innolux Corp.(a)		456,000	337,210
Kenda Rubber Industrial Co. Ltd.		379,000	585,774
Makalot Industrial Co. Ltd.		52,000	449,234
Merida Industry Co. Ltd.		44,000	538,184
momo.com, Inc.		10,000	346,967
Pan Jit International, Inc.		144,000	270,003
Pegavision Corp.		41,000	548,908
Realtek Semiconductor Corp.		33,000	571,338
Taiwan Paiho Ltd.		126,000	359,016
Voltronic Power Technology Corp.		8,850	342,735
Winbond Electronics Corp.		502,000	519,013
			8,960,412

Thailand	5.0%
AEON Thana Sinsap Thailand PCL - REG		56,500	386,912

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Central Plaza Hotel PCL(a)		71,300	$83,278
Central Plaza Hotel PCL - REG(a)		349,100	407,749
Com7 PCL - REG		294,300	602,727
Ichitan Group PCL - REG		474,900	214,275
JMT Network Services PCL - REG		573,400	853,219
Siam City Cement PCL - REG		52,500	278,880

			2,827,040

Turkey	1.0%
Haci Omer Sabanci Holding A.S.		201,276	209,631
TAV Havalimanlari Holding A.S.(a)		64,620	159,647
Vestel Elektronik Sanayi ve Ticaret A.S.(a)		44,670	202,867

			572,145

United States	0.5%
Parade Technologies Ltd.		6,540	280,780

TOTAL COMMON STOCKS (Cost $44,561,928)			52,919,914

EQUITY-LINKED SECURITIES	1.0%
India	1.0%
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25(b)		42,916	588,120

TOTAL EQUITY-LINKED SECURITIES (Cost $364,384)			588,120

PREFERRED STOCKS	1.7%
Brazil	1.7%
Banco ABC Brasil S.A.(a)		159,500	410,889
Gerdau S.A. - ADR, 1.74%(c)		100,522	536,788

			947,677

TOTAL PREFERRED STOCKS (Cost $700,450)			947,677

TOTAL INVESTMENTS (Cost $45,626,762)	97.2%		54,455,711
NET OTHER ASSETS (LIABILITIES)	2.8%		1,570,980

NET ASSETS	100.0%		$56,026,691

(a)	Non-income producing security.
(b)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)	Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

At March 31, 2021 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	1.3%
Consumer Discretionary	19.7
Consumer Staples	5.9
Energy	2.7
Financials	14.8
Health Care	4.1
Industrials	14.9
Information Technology	16.4
Materials	11.6
Real Estate	3.7
Utilities	2.1

Total	97.2%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Market Exposure
Equity and Equity-Linked Securities	% of Net Assets
Semiconductors	13.0%
Retail	9.8
Diversified Financial Services	5.8
Transportation	5.6
Banks	4.2
Auto Parts & Equipment	3.8
Real Estate	3.7
Mining	3.3
Miscellaneous Manufacturing	3.2
Electric	3.0
Electronics	2.8
Oil & Gas	2.7
Engineering & Construction	2.6
Machinery-Construction & Mining	2.4
Chemicals	2.1
Pharmaceuticals	1.8
Internet	1.6
Commercial Services	1.5
Beverages	1.5
Leisure Time	1.5
Iron/Steel	1.4
Food	1.4
Insurance	1.3
Computers	1.3
Electrical Component & Equipments	1.3
Healthcare-Services	1.2
Distribution/Wholesale	1.2
Building Materials	1.1
Agriculture	1.1
Oil & Gas Services	1.1
Home Furnishings	1.0
Healthcare-Products	1.0
Cosmetics/Personal Care	0.9
Lodging	0.9
Telecommunications	0.9
Apparel	0.8
Metal Fabricate/Hardware	0.7
Textiles	0.6
Packing & Containers	0.5
Gas	0.5
Energy-Alternate Sources	0.4
Holding Companies-Diversified	0.4
Private Equity	0.3

Total	97.2%

5 Largest Security Positions
Issuer	% of Net Assets
Bank Polska Kasa Opieki S.A	1.6%
Shriram Transport Finance Co. Ltd.	1.6
JMT Network Services PCL - REG	1.5
Eugene Technology Co. Ltd.	1.5
Park Systems Corp.	1.4

Total	7.6%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.1%
Australia	3.9%
Atlassian Corp. PLC - Class A(a)		51,587	$10,872,476
Fortescue Metals Group Ltd.		737,756	11,201,648

			22,074,124

Canada	2.0%
Magna International, Inc.		128,818	11,341,137

Denmark	4.1%
Orsted A/S(b)		74,852	12,089,367
Vestas Wind Systems A/S		55,709	11,434,693

			23,524,060

Hong Kong	2.1%
Hong Kong Exchanges & Clearing Ltd.		200,428	11,792,460

Ireland	4.4%
Accenture PLC - Class A		47,598	13,148,947
Aptiv PLC(a)		84,604	11,666,892

			24,815,839

Japan	10.2%
PeptiDream, Inc.(a)		255,100	11,657,765
Rakuten, Inc.		934,800	11,135,707
Recruit Holdings Co. Ltd.		251,100	12,248,283
SBI Holdings, Inc.		409,000	11,081,508
Sony Group Corp.		110,100	11,529,551

			57,652,814

Netherlands	6.5%
ASML Holding N.V.		21,291	12,908,433
Koninklijke DSM N.V.		71,085	12,029,047
Prosus N.V.(a)		104,582	11,626,586

			36,564,066

New Zealand	1.0%
a2 Milk Co. Ltd.(a)		960,559	5,712,710

South Korea	2.0%
NAVER Corp.		33,712	11,229,886

Sweden	2.2%
Boliden AB		332,927	12,351,173

Taiwan	2.3%
MediaTek, Inc.		382,452	12,988,329

United Kingdom	6.5%
CNH Industrial N.V.(a)		814,868	12,744,536
IHS Markit Ltd.		130,660	12,645,275
Linde PLC		41,725	11,688,841

			37,078,652

United States	49.9%
Agilent Technologies, Inc.		99,450	12,644,073
Applied Materials, Inc.		101,948	13,620,253

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Aramark		305,260	$11,532,723
Avantor, Inc.(a)		419,347	12,131,709
Catalent, Inc.(a)		108,782	11,455,832
Chart Industries, Inc.(a)		82,839	11,792,132
Cree, Inc.(a)		111,395	12,045,141
Estee Lauder Cos. (The), Inc. - Class A		42,600	12,390,210
Intercontinental Exchange, Inc.		113,718	12,700,026
Intuit, Inc.		29,340	11,238,980
Keysight Technologies, Inc.(a)		81,907	11,745,464
Lam Research Corp.		20,469	12,183,968
Medpace Holdings, Inc.(a)		70,889	11,629,341
Micron Technology, Inc.(a)		137,142	12,097,296
Microsoft Corp.		60,482	14,259,841
MKS Instruments, Inc.		72,774	13,493,755
Morningstar, Inc.		50,831	11,439,008
Nasdaq, Inc.		84,433	12,450,490
NVIDIA Corp.		21,730	11,602,299
Oracle Corp.		170,031	11,931,075
PayPal Holdings, Inc.(a)		47,674	11,577,154
PRA Health Sciences, Inc.(a)		78,731	12,071,824
PubMatic, Inc. - Class A(a)		56,413	2,782,289
Thermo Fisher Scientific, Inc.		24,565	11,210,975

			282,025,858

TOTAL COMMON STOCKS (Cost $370,195,515)			549,151,108

TOTAL INVESTMENTS (Cost $370,195,515)	97.1%		549,151,108
NET OTHER ASSETS (LIABILITIES)	2.9%		16,498,236
NET ASSETS	100.0%		$565,649,344

(a)	Non-income producing security.
(b)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

At March 31, 2021 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	2.0%
Consumer Discretionary	12.7
Consumer Staples	3.2
Financials	10.5
Health Care	14.6
Industrials	10.8
Information Technology	32.8
Materials	8.4
Utilities	2.1

Total	97.1%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Semiconductors	17.9%
Software	9.0
Diversified Financial Services	8.5
Commercial Services	8.5
Healthcare-Services	6.2
Internet	6.0
Machinery-Diversified	4.3
Electronics	4.3
Chemicals	4.2
Healthcare-Products	4.1
Auto Parts & Equipment	4.1
Computers	2.3
Cosmetics/Personal Care	2.2
Mining	2.2
Electric	2.1
Pharmaceuticals	2.1
Food Service	2.1
Home Furnishings	2.0
Energy-Alternate Sources	2.0
Iron/Steel	2.0
Food	1.0

Total	97.1%

5 Largest Security Positions
Issuer	% of Net Assets
Microsoft Corp.	2.5%
Applied Materials, Inc.	2.4
MKS Instruments, Inc.	2.4
Accenture PLC - Class A	2.4
MediaTek, Inc.	2.3

Total	12.0%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	70.2%
Auto Manufacturers	1.5%
Stellantis N.V.		51,016	$902,422
Volvo AB - Class B(a)		17,523	443,219

			1,345,641

Auto Parts & Equipment	0.0%
Faurecia S.E.(a)		679	36,085

Banks	6.1%
DNB ASA		43,918	934,518
FinecoBank Banca Fineco S.p.A.(a)		36,333	594,591
JPMorgan Chase & Co.		8,690	1,322,879
KeyCorp		41,626	831,687
Lloyds Banking Group PLC(a)		1,216,351	713,253
Truist Financial Corp.		19,288	1,124,876

			5,521,804

Beverages	2.0%
Coca-Cola European Partners PLC		18,083	943,209
Diageo PLC		21,458	884,354

			1,827,563

Building Materials	2.7%
Cie De Saint-Gobain(a)		16,682	984,409
CRH PLC		23,773	1,111,348
Vulcan Materials Co.		2,040	344,250

			2,440,007

Chemicals	2.4%
Air Products & Chemicals, Inc.		3,216	904,789
Linde PLC		4,535	1,270,435

			2,175,224

Commercial Services	0.5%
Bureau Veritas S.A.(a)		15,625	444,710

Diversified Financial Services	6.0%
Azimut Holding S.p.A.		29,916	681,828
Charles Schwab (The) Corp.		17,421	1,135,501
CME Group, Inc.		5,487	1,120,610
Julius Baer Group Ltd.		13,717	877,168
Mastercard, Inc. - Class A		1,262	449,335
ORIX Corp.		25,500	430,201
Visa, Inc. - Class A		3,224	682,618

			5,377,261

Electric	3.9%
Duke Energy Corp.		4,707	454,366
EDP - Energias de Portugal S.A.		72,237	412,549
Endesa S.A.		32,338	855,538

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Enel S.p.A.		114,539	$1,140,779
Terna Rete Elettrica Nazionale S.p.A.		86,037	649,566

			3,512,798

Electrical Component & Equipments	0.5%
ABB Ltd. - REG		14,642	442,444

Electronics	0.5%
Honeywell International, Inc.		2,101	456,064

Engineering & Construction	0.5%
Bouygues S.A.		9,977	400,024

Food	5.0%
Danone S.A.		9,970	683,971
METRO A.G.		40,964	432,827
Mondelez International, Inc. - Class A		12,295	719,626
Nestle S.A. - REG		11,599	1,292,746
Sligro Food Group N.V.(a)		27,167	726,379
Sysco Corp.		8,352	657,637

			4,513,186

Food Service	1.7%
Aramark		18,297	691,261
Compass Group PLC(a)		42,209	850,437

			1,541,698

Gas	0.9%
Enagas S.A.		36,514	793,026

Holding Companies-Diversified	0.7%
Alpha Capital Acquisition Co.(a)		7,310	72,734
Austerlitz Acquisition Corp. II(a)		10,988	110,210
CC Neuberger Principal Holdings III(a)		1,839	18,372
Northern Genesis Acquisition Corp. II(a)		36,706	375,869
Northern Star Investment Corp. III(a)		3,662	36,437

			613,622

Home Builders	1.0%
Sekisui House Ltd.		41,700	894,069

Insurance	1.3%
Allianz S.E. - REG		4,393	1,118,170

Internet	2.0%
Alphabet, Inc. - Class C(a)		443	916,403
Facebook, Inc. - Class A(a)		3,071	904,502

			1,820,905

Machinery-Diversified	0.6%
Duerr A.G.		13,020	542,034

Mining	3.3%
Agnico Eagle Mines Ltd.		5,791	334,778
Anglo American PLC		27,432	1,074,970
Antofagasta PLC		27,674	644,758

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Franco-Nevada Corp.		4,862	$609,307
Royal Gold, Inc.		3,025	325,550

			2,989,363

Oil & Gas	3.4%
Eni S.p.A.		37,079	456,306
Repsol S.A.		66,493	823,430
Royal Dutch Shell PLC - Class B		36,213	666,476
TOTAL S.E.		22,764	1,061,807

			3,008,019

Pharmaceuticals	5.6%
AstraZeneca PLC		8,650	864,197
GlaxoSmithKline PLC		46,217	820,646
Novartis A.G. - REG		6,513	556,584
Pfizer, Inc.		21,489	778,546
Roche Holding A.G. - ADR		22,502	912,681
Sanofi		10,893	1,076,228
Viatris, Inc.(a)		2,778	38,809

			5,047,691

Pipelines	2.5%
Kinder Morgan, Inc.		57,268	953,512
ONEOK, Inc.		9,169	464,502
Williams Cos. (The), Inc.		36,468	863,927

			2,281,941

Real Estate	1.5%
Great Eagle Holdings Ltd.		75,000	259,998
Hang Lung Properties Ltd.		151,343	393,245
Hongkong Land Holdings Ltd.		46,379	227,721
Hysan Development Co. Ltd.		57,000	222,894
Realogy Holdings Corp.(a)		18,724	283,294

			1,387,152

Real Estate Investment Trusts	3.6%
Boston Properties, Inc.		4,240	429,342
Columbia Property Trust, Inc.		40,690	695,799
Crown Castle International Corp.		4,982	857,552
Douglas Emmett, Inc.		13,334	418,688
Frasers Logistics & Commercial Trust		379,649	409,226
JBG SMITH Properties		13,453	427,671

			3,238,278

Retail	0.6%
Cie Financiere Richemont S.A. - REG		5,840	560,675

Semiconductors	4.4%
KLA Corp.		1,520	502,208
NXP Semiconductors N.V.		5,685	1,144,618
ON Semiconductor Corp.(a)		5,751	239,299

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		7,668	$906,971
Texas Instruments, Inc.		6,069	1,146,980

			3,940,076

Software	2.7%
Microsoft Corp.		5,690	1,341,531
Oracle Corp.		15,232	1,068,830

			2,410,361

Telecommunications	2.8%
AT&T, Inc.		23,453	709,922
Cisco Systems, Inc.		13,214	683,296
Vodafone Group PLC		595,496	1,082,670

			2,475,888

TOTAL COMMON STOCKS (Cost $51,773,894)			63,155,779

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	13.5%
Aerospace/Defense	0.5%
Boeing (The) Co. 5.81%, 05/01/50		$360,000	453,963

Banks	1.5%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(b)		450,000	451,125
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(b)		900,000	891,225

			1,342,350

Computers	0.3%
Dell International LLC/EMC Corp. 5.88%, 06/15/21(c)		273,000	273,341

Distribution/Wholesale	0.5%
Resideo Funding, Inc. 6.13%, 11/01/26(c)		410,000	431,898

Diversified Financial Services	0.7%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(b)		550,000	609,675

Healthcare-Services	0.2%
IQVIA, Inc. 5.00%, 10/15/26(c)		150,000	155,813

Internet	3.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/27(c)		420,000	438,900
Netflix, Inc. 6.38%, 05/15/29		725,000	899,000

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
TripAdvisor, Inc. 7.00%, 07/15/25(c)		$655,000	$708,382
Uber Technologies, Inc. 8.00%, 11/01/26(c)		635,000	687,388

			2,733,670

Lodging	0.7%
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/26		600,000	626,625

Media	4.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23(c)		1,650,000	1,666,195
CSC Holdings LLC, 6.75%, 11/15/21		728,000	747,110
5.50%, 04/15/27(c)		150,000	157,553
Sirius XM Radio, Inc. 4.13%, 07/01/30(c)		400,000	400,460
ViacomCBS, Inc., (Variable, ICE LIBOR USD 3M + 3.90%) 5.88%, 02/28/57(b)		350,000	355,708
(Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(b)		250,000	277,777
			3,604,803

Packing & Containers	0.6%
Berry Global, Inc. 4.88%, 07/15/26(c)		300,000	317,446

Plastipak Holdings, Inc. 6.25%, 10/15/25(c)		200,000	205,750

			523,196

Pipelines	0.8%
DCP Midstream L.P. (Variable, ICE LIBOR USD 3M + 5.15%) 7.38%, 12/15/22(b)		800,000	716,000

Real Estate Investment Trusts	0.2%
SBA Communications Corp. 3.13%, 02/01/29(c)		175,000	168,201

Software	0.5%
MSCI, Inc. 5.38%, 05/15/27(c)		150,000	160,425

SS&C Technologies, Inc. 5.50%, 09/30/27(c)		325,000	345,800

			506,225

TOTAL CORPORATE BONDS (Cost $12,159,475)			12,145,760

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	2.6%
iShares Gold Trust(a)		68,588	$1,115,241
SPDR Gold Shares(a)		7,748	1,239,370

TOTAL EXCHANGE TRADED FUNDS (Cost $2,001,656)			2,354,611

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	5.4%
Electric	1.4%
Electricite de France S.A., (Variable, USD Swap 10Y + 3.04%) 5.63%, 01/22/24(b)		$225,000	239,625
(Variable, USD Swap 10Y + 3.04%) 5.63%, 01/22/24(b)		250,000	266,250
Enel S.p.A.
(Variable, USD Swap 5Y + 5.88%) 8.75%, 09/24/73(b)(c)		675,000	784,687

			1,290,562

Insurance	0.2%
Allianz S.E.
3.88%, 03/07/22		200,000	200,567

Media	1.6%
Liberty Latin America Ltd.
2.00%, 07/15/24		695,000	684,256
Videotron Ltd.
5.13%, 04/15/27(c)		700,000	739,813

			1,424,069

Packing & Containers	1.2%
OI European Group B.V.
4.00%, 03/15/23(c)		1,025,000	1,050,625

Telecommunications	1.0%
Altice France S.A.,
8.13%, 02/01/27(c)		650,000	712,465
5.50%, 01/15/28(c)		200,000	205,250

			917,715

TOTAL FOREIGN ISSUER BONDS (Cost $4,858,776)			4,883,538

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	3.9%
Banks	0.7%
JPMorgan Chase & Co., 6.00%		7,500	206,100
Morgan Stanley
(Variable, ICE LIBOR USD 3M + 4.32%), 7.13%(b)		7,550	217,893
Morgan Stanley
(Variable, ICE LIBOR USD 3M + 3.94%), 6.88%(b)		7,525	211,829

			635,822

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Diversified Financial Services	0.2%
Charles Schwab (The) Corp., 6.00%		7,925	$200,661

Real Estate Investment Trusts	1.0%
Boston Properties, Inc., 5.25%		6,203	156,067
Public Storage, 5.60%		7,750	215,373
Vornado Realty Trust, 5.70%		20,375	514,265

			885,705

Semiconductors	1.2%
Samsung Electronics Co. Ltd., 1.86%(d)		16,119	1,039,706

Telecommunications	0.8%
2020 Cash Mandatory Exchangeable Trust(a)(c)		600	674,790
AT&T, Inc., 5.35%		2,525	66,104

			740,894

TOTAL PREFERRED STOCKS (Cost $3,125,650)			3,502,788

WARRANTS	0.0%
Retail	0.0%
Cie Financiere Richemont S.A.(a)		11,680	4,449

TOTAL WARRANTS (Cost $0)			4,449

INVESTMENT COMPANIES	0.5%
Eagle Point Credit Co., Inc.		32,799	392,932

TOTAL INVESTMENT COMPANIES (Cost $360,497)			392,932

SHORT-TERM INVESTMENTS	0.9%
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(e)		846,353	846,353

TOTAL SHORT-TERM INVESTMENTS (Cost $846,353)			846,353

TOTAL INVESTMENTS (Cost $75,126,301)	97.0%		87,286,210
NET OTHER ASSETS (LIABILITIES)	3.0%		2,668,430

NET ASSETS	100.0%		$89,954,640

(a)	Non-income producing security.

(b)	Floating rate security. The rate presented is the rate in effect at March 31, 2021, and the related index and spread are shown parenthetically for each security.
(c)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	7-day current yield as of March 31, 2021 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

At March 31, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Euro	1,816,330	United States Dollar	2,163,655	6/23/2021	29,779

Total						29,779

ADVISERS INVESTMENT TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

At March 31, 2021, the JOHCM Global Income Builder Fund’s investments were concentrated as follows:

Country Allocation	Percentage of Net Assets
United States	47.7%
United Kingdom	10.4
France	6.8
Switzerland	5.2
Netherlands	5.0
Italy	4.8
Spain	2.7
Germany	2.5
Canada	1.9
Chile	1.5
Japan	1.5
Ireland	1.2
Hong Kong	1.2
South Korea	1.2
Norway	1.0
Taiwan	1.0
Sweden	0.5
Portugal	0.5
Singapore	0.4

Total	97.0%

5 Largest Security Positions
Issuer	% of Net Assets
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 3/1/23	1.9%
Microsoft Corp	1.5
JPMorgan Chase & Co	1.5
Nestle S.A. - REG	1.5
Linde PLC	1.4

Total	7.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.5%
Belgium	2.6%
Proximus SADP		4,232	$92,111

Canada	2.0%
Alimentation Couche-Tard, Inc. - Class B		2,201	70,967

Finland	3.6%
Nokian Renkaat OYJ		497	17,998
Wartsila OYJ Abp		10,348	108,415

			126,413

France	13.9%
Bureau Veritas S.A.(a)		1,659	47,218
Coface S.A.(a)		7,220	79,927
Safran S.A.(a)		305	41,508
Sanofi		1,931	190,783
Thales S.A.		1,282	127,368

			486,804

Germany	10.9%
Continental A.G.		785	103,748
Deutsche Boerse A.G.		641	106,516
Henkel A.G. & Co. KGaA		933	92,399
SAP S.E.		656	80,330

			382,993

Italy	5.2%
Enel S.p.A.		18,362	182,881

Japan	9.5%
KDDI Corp.		2,683	82,265
Nippon Gas Co. Ltd.		3,900	67,838
Nippon Telegraph & Telephone Corp.		2,904	74,538
Sugi Holdings Co. Ltd.		1,360	107,719

			332,360

Netherlands	4.0%
SBM Offshore N.V.		4,564	83,601
Wolters Kluwer N.V.		644	55,977

			139,578

Portugal	2.7%
Galp Energia SGPS S.A.		8,193	95,310

Spain	5.0%
Amadeus IT Group S.A.(a)		696	49,282
Iberdrola S.A.		9,671	124,583

			173,865

Sweden	2.0%
Svenska Handelsbanken AB - Class A		6,494	70,536

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Switzerland	2.5%
Roche Holding A.G. (Genusschein)		161	$52,031
Schindler Holding A.G. - REG		125	35,815

			87,846

United Kingdom	25.2%
B&M European Value Retail S.A.		11,889	86,507
Compass Group PLC(a)		2,601	52,406
Ferguson PLC		361	43,138
Johnson Matthey PLC		2,313	96,076
Lancashire Holdings Ltd.		10,009	88,862
Reckitt Benckiser Group PLC		1,018	91,194
Rio Tinto PLC		1,256	96,099
RSA Insurance Group PLC		12,888	120,996
Smith & Nephew PLC		4,553	86,494
Unilever PLC		2,172	121,191

			882,963

United States	3.4%
Philip Morris International, Inc.		1,334	118,379

TOTAL COMMON STOCKS (Cost $2,839,556)			3,243,006

TOTAL INVESTMENTS (Cost $2,839,556)	92.5%		3,243,006
NET OTHER ASSETS (LIABILITIES)	7.5%		263,044

NET ASSETS	100.0%		$3,506,050

(a)	Non-income producing security.

Abbreviations:

REG – Registered

At March 31, 2021 the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	7.1%
Consumer Discretionary	7.4
Consumer Staples	17.2
Energy	5.1
Financials	13.3
Health Care	9.4
Industrials	13.1
Information Technology	3.7
Materials	5.5
Utilities	10.7

Total	92.5%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Electric	8.8%
Insurance	8.3
Retail	7.6
Telecommunications	7.1
Pharmaceuticals	6.9
Household Products/Wares	5.2
Aerospace/Defense	4.8
Auto Parts & Equipment	3.5
Cosmetics/Personal Care	3.5
Agriculture	3.4
Distribution/Wholesale	3.2
Shipbuilding	3.1
Diversified Financial Services	3.0
Commercial Services	2.7
Mining	2.7
Chemicals	2.7
Oil & Gas	2.7
Healthcare-Products	2.5
Oil & Gas Services	2.4
Software	2.3
Banks	2.0
Media	1.6
Food Service	1.5
Hand/Machine Tools	1.0

Total	92.5%

5 Largest Security Positions
Issuer	% of Net Assets
Sanofi	5.5%
Enel S.p.A	5.2
Thales S.A	3.6
Iberdrola S.A	3.6
Unilever PLC	3.5

Total	21.4%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.5%
Australia	3.6%
Atlassian Corp. PLC - Class A(a)		1,041,806	$219,571,032
Fortescue Metals Group Ltd.		13,940,342	211,661,855

			431,232,887

Denmark	4.0%
Orsted A/S(b)		1,587,427	256,385,758
Vestas Wind Systems A/S		1,065,103	218,620,440

			475,006,198

France	6.2%
L’Oreal S.A.		678,668	260,091,614
Schneider Electric S.E.		1,736,506	265,241,179
Valeo S.A.		6,317,685	214,631,467

			739,964,260

Germany	10.5%
Continental A.G.		1,767,098	233,545,488
Daimler A.G. - REG		2,769,959	246,905,636
Deutsche Boerse A.G.		1,462,005	242,943,698
Infineon Technologies A.G.		6,351,594	269,301,037
Merck KGaA		1,543,080	263,835,297

			1,256,531,156

Hong Kong	1.9%
Hong Kong Exchanges & Clearing Ltd.		3,782,623	222,555,892

Ireland	6.0%
Accenture PLC - Class A		886,622	244,929,327
Aptiv PLC(a)		1,548,432	213,528,773
ICON PLC(a)		1,288,000	252,924,560

			711,382,660

Italy	1.8%
FinecoBank Banca Fineco S.p.A.(a)		13,212,101	216,216,412

Japan	26.1%
Advantest Corp.		3,283,600	287,064,782
CyberAgent, Inc.		14,346,000	258,221,522
Denso Corp.		3,653,000	242,389,623
Fujitsu Ltd.		1,585,500	229,108,151
Japan Exchange Group, Inc.		9,391,800	220,110,372
ORIX Corp.		14,973,600	252,613,997
PeptiDream, Inc.(a)		4,664,600	213,166,638
Rakuten, Inc.		20,686,448	246,425,151
Recruit Holdings Co. Ltd.		5,716,200	278,827,692
SBI Holdings, Inc.		7,970,500	215,953,940
Sony Group Corp.		2,390,400	250,320,054
Tokyo Electron Ltd.		599,868	253,491,296
Z Holdings Corp.		35,915,100	178,594,302

			3,126,287,520

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Netherlands	8.4%
ASML Holding N.V.		468,377	$283,970,374
Koninklijke Ahold Delhaize N.V.		8,643,801	240,743,907
Koninklijke DSM N.V.		1,385,188	234,402,361
Prosus N.V.(a)		2,227,756	247,664,003

			1,006,780,645

New Zealand	1.0%
a2 Milk Co. Ltd.(a)		20,549,458	122,213,311

South Korea	1.9%
SK Hynix, Inc.		1,914,083	224,091,891

Spain	1.9%
Siemens Gamesa Renewable Energy S.A.		5,850,499	226,409,048

Switzerland	4.1%
Lonza Group A.G. - REG		402,731	225,152,685
STMicroelectronics N.V.		6,832,918	260,341,169

			485,493,854

Taiwan	2.2%
MediaTek, Inc.		7,838,196	266,190,444

United Kingdom	17.9%
Anglo American PLC		5,765,006	225,911,610
Ashtead Group PLC		3,986,330	237,792,667
B&M European Value Retail S.A.		32,626,764	237,400,540
Barclays PLC		98,461,030	252,364,812
CNH Industrial N.V.(a)		14,964,576	231,558,507
Compass Group PLC(a)		11,046,931	222,576,227
IHS Markit Ltd.		2,776,176	268,678,313
Linde PLC		884,018	247,664,744
Weir Group (The) PLC(a)		9,003,581	220,567,245

			2,144,514,665

TOTAL COMMON STOCKS (Cost $8,694,127,833)			11,654,870,843

TOTAL INVESTMENTS (Cost $8,694,127,833)	97.5%		11,654,870,843
NET OTHER ASSETS (LIABILITIES)	2.5%		303,159,156

NET ASSETS	100.0%	$11,958,029,999

(a)	Non-income producing security.
(b)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

REG – Registered

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

At March 31, 2021 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Communication Services	3.7%
Consumer Discretionary	19.7
Consumer Staples	5.2
Financials	13.6
Health Care	8.0
Industrials	16.3
Information Technology	21.2
Materials	7.7
Utilities	2.1

Total	97.5%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Semiconductors	15.4%
Diversified Financial Services	9.7
Internet	7.8
Auto Parts & Equipment	7.6
Commercial Services	6.6
Healthcare-Services	5.8
Chemicals	4.0
Computers	4.0
Banks	3.9
Energy-Alternate Sources	3.7
Food	3.0
Electrical Component & Equipments	2.2
Pharmaceuticals	2.2
Cosmetics/Personal Care	2.2
Electric	2.1
Home Furnishings	2.1
Auto Manufacturers	2.1
Retail	2.0
Machinery-Diversified	1.9
Mining	1.9
Food Service	1.9
Machinery-Construction & Mining	1.8
Software	1.8
Iron/Steel	1.8

Total	97.5%

5 Largest Security Positions
Issuer	% of Net Assets
Advantest Corp.	2.4%
ASML Holding N.V.	2.4
Recruit Holdings Co. Ltd.	2.3
Infineon Technologies A.G	2.3
IHS Markit Ltd.	2.3

Total	11.7%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.3%
Australia	2.9%
Ansell Ltd.		31,260	$931,696
GWA Group Ltd.		462,036	1,003,687

			1,935,383

Austria	1.3%
Vienna Insurance Group A.G. Wiener Versicherung Gruppe		34,611	897,002

Brazil	1.4%
Odontoprev S.A.		395,500	923,991

Canada	2.5%
Heroux-Devtek, Inc.(a)		65,591	895,110
Linamar Corp.		13,754	810,881

			1,705,991

China	1.5%
Haitian International Holdings Ltd.		258,000	1,028,801

Finland	3.1%
Vaisala OYJ - Class A		27,202	1,016,008
Valmet OYJ		29,137	1,059,580

			2,075,588

France	7.9%
Coface S.A.(a)		84,433	934,697
Eutelsat Communications S.A.		70,387	856,795
IPSOS		25,369	957,957
Lectra		36,072	1,192,906
Robertet S.A.		801	868,883
Rubis SCA		11,400	540,099

			5,351,337

Germany	2.8%
Gerresheimer A.G.		8,683	862,462
KWS Saat S.E. & Co. KGaA		12,409	1,072,485

			1,934,947

Hong Kong	5.6%
Bosideng International Holdings Ltd.		1,056,000	475,425
Mandarin Oriental International Ltd.(a)		470,025	836,645
Pico Far East Holdings Ltd.		2,494,000	394,595
SITC International Holdings Co. Ltd.		331,000	1,121,911
Vinda International Holdings Ltd.		292,000	985,966

			3,814,542

Ireland	2.8%
Grafton Group PLC		63,143	891,381
Irish Continental Group PLC(a)		200,395	1,039,889

			1,931,270

Japan	18.6%
Ariake Japan Co. Ltd.		13,800	836,288
Daiseki Co. Ltd.		33,300	1,205,988

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Furuno Electric Co. Ltd.		84,300	$832,151
Iwatani Corp.		18,000	1,110,318
Japan Material Co. Ltd.		17,000	201,129
Kintetsu World Express, Inc.		43,100	1,118,323
Kurita Water Industries Ltd.		22,300	955,642
Mani, Inc.		36,400	913,904
Rion Co. Ltd.		42,600	1,154,211
Rohto Pharmaceutical Co. Ltd.		31,300	834,761
Sakata Seed Corp.		30,000	1,108,151
SHO-BOND Holdings Co. Ltd.		21,300	917,598
Shoei Co. Ltd.		6,500	267,690
TechnoPro Holdings, Inc.		3,000	249,808
Transcosmos, Inc.		33,000	889,934

			12,595,896

Mexico	1.5%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		1,002,754	1,011,119

Netherlands	2.6%
Corbion N.V.		16,157	899,997
Sligro Food Group N.V.(a)		31,441	840,656

			1,740,653

Norway	2.7%
Borregaard ASA		42,513	925,498
Norway Royal Salmon ASA		38,216	910,591

			1,836,089

Singapore	0.4%
AEM Holdings Ltd.		80,000	246,209

South Korea	6.5%
Binggrae Co. Ltd.		16,545	875,675
Choong Ang Vaccine Laboratory		62,786	984,715
Koh Young Technology, Inc.		8,379	851,412
Samwha Capacitor Co. Ltd.		13,481	813,565
SK Materials Co. Ltd.		3,247	892,262

			4,417,629

Sweden	7.7%
AAK AB		38,382	868,857
Avanza Bank Holding AB		26,685	829,261
BioGaia AB - Class B		18,776	881,457
Cloetta AB - Class B		332,553	973,276
IAR Systems Group AB(a)		54,706	829,349
Thule Group AB(a)(b)		18,700	811,940

			5,194,140

Switzerland	8.5%
Bobst Group S.A. - REG		14,653	968,185
Gurit Holding A.G. - Bearer		333	845,580
Huber + Suhner A.G. - REG		11,924	923,490

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
LEM Holding S.A. - REG		563	$1,087,698
Valiant Holding A.G. - REG		9,060	943,241
Valora Holding A.G. - REG(a)		4,612	978,370

			5,746,564

Taiwan	5.4%
ASPEED Technology, Inc.		16,000	967,301
Merida Industry Co. Ltd.		86,000	1,051,905
Tong Yang Industry Co. Ltd.		673,000	855,018
Walsin Technology Corp.		92,000	804,472

			3,678,696

United Kingdom	12.6%
Bloomsbury Publishing PLC		273,364	1,077,819
FDM Group Holdings PLC		38,900	540,566
First Derivatives PLC(a)		31,093	1,138,061
Gamma Communications PLC		44,828	1,013,518
Genus PLC		12,589	843,115
JET2 PLC(a)		36,493	637,921
Kainos Group PLC		34,730	714,351
Paragon Banking Group PLC		151,587	956,283
Porvair PLC		93,042	700,342
SThree PLC(a)		170,859	906,853

			8,528,829

TOTAL COMMON STOCKS (Cost $52,504,447)			66,594,676

TOTAL INVESTMENTS (Cost $52,504,447)	98.3%		66,594,676
NET OTHER ASSETS (LIABILITIES)	1.7%		1,146,978

NET ASSETS	100.0%		$67,741,654

(a)	Non-income producing security.
(b)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

REG – Registered

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

At March 31, 2021 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Communication Services	6.4%
Consumer Discretionary	9.0
Consumer Staples	13.7
Energy	1.6
Financials	6.7
Health Care	12.6
Industrials	23.1
Information Technology	17.9
Materials	6.5
Utilities	0.8

Total	98.3%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Food	9.2%
Miscellaneous Manufacturing	7.2
Electronics	7.1
Pharmaceuticals	5.5
Retail	5.1
Transportation	4.8
Software	4.8
Machinery-Diversified	4.5
Chemicals	4.2
Insurance	4.1
Environmental Control	3.2
Semiconductors	2.9
Agriculture	2.9
Banks	2.8
Telecommunications	2.8
Leisure Time	2.7
Healthcare-Products	2.7
Auto Parts & Equipment	2.5
Commercial Services	2.3
Computers	1.8
Media	1.6
Cosmetics/Personal Care	1.5
Advertising	1.4
Electrical Component & Equipments	1.4
Engineering & Construction	1.4
Aerospace/Defense	1.3
Packing & Containers	1.3
Lodging	1.2
Internet	1.2
Diversified Financial Services	1.2
Airlines	0.9
Gas	0.8

Total	98.3%

5 Largest Security Positions
Issuer	% of Net Assets
Daiseki Co. Ltd	1.8%
Lectra	1.8
Rion Co. Ltd	1.7
First Derivatives PLC	1.7
SITC International Holdings Co. Ltd	1.7

Total	8.7%

See Notes to Financial Statements.

(This page has been intentionally left blank)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2021 (Unaudited)

	JOHCM Credit Income Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund
Assets:
Investments, at cost	$5,014,473	$633,894,546	$45,626,762	$370,195,515
Investments, at value	5,012,532	795,544,164	54,455,711	549,151,108
Cash	—	15,181,703	1,797,773	31,738,513
Foreign currency (Cost: $0, $272, $214,630, $0, $484,843, $1,828, $7,125 and $20,957, respectively)	—	271	214,517	—
Receivable for interest	48,768	—	—	—
Receivable for dividends	2,810	3,626,262	105,657	328,381
Reclaims receivable	—	18,066	7,762	354,595
Receivable for investments sold	—	—	481,002	—
Receivable for capital shares sold	—	568,758	105	408,564
Receivable from service providers	83,466	48,944	36,680	16,265
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—
Prepaid expenses	50,008	39,451	12,896	20,266

Total Assets	5,197,584	815,027,619	57,112,103	582,017,692
Liabilities:
Securities purchased payable	—	—	749,275	15,762,412
Capital shares redeemed payable	—	247,366	—	—
Distributions payable to shareholders	2,418	—	—	—
Investment advisory fees payable	2,378	624,267	60,676	422,204
Accounting and Administration fees payable	79,893	345,904	101,138	146,232
Distribution (Rule 12b-1) fees payable	1	11,889	1,524	4,002
Regulatory and Compliance fees payable	53	8,545	575	5,844
Risk Officer fees payable	32	1,311	90	966
Trustee fees payable	12	—	2	68
Deferred foreign capital gains tax payable	—	158,783	133,184	—
Accrued expenses and other payables	6,588	43,630	38,948	26,620

Total Liabilities	91,375	1,441,695	1,085,412	16,368,348

Net Assets	$5,106,209	$813,585,924	$56,026,691	$565,649,344

Net Assets:
Paid in capital	$5,088,920	$660,554,485	$40,224,158	$335,739,761
Distributable earnings (loss)	17,289	153,031,439	15,802,533	229,909,583

Net Assets	$5,106,209	$813,585,924	$56,026,691	$565,649,344

Net Assets:
Class I	$9,975	$90,074,530	$18,507,647	$47,684,750
Class II	—	20,157,418	—	—
Institutional	5,096,234	703,353,976	37,519,044	517,964,594
Share of Common Stock Outstanding:
Class I	996	6,765,243	1,114,874	2,374,387
Class II	—	1,515,013	—	—
Institutional	507,911	52,691,247	2,257,825	25,719,841
Net Asset Value per Share:
Class I	$10.02	$13.31	$16.60	$20.08
Class II	—	13.31	—	—
Institutional	10.03	13.35	16.62	20.14

See Notes to Financial Statements.

JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund

$75,126,301	$2,839,556	$8,694,127,833	$52,504,447
87,286,210	3,243,006	11,654,870,843	66,594,676
—	263,529	308,311,116	500,351

477,617	1,828	7,120	20,956
215,947	—	—	—
180,813	11,070	27,389,141	298,554
143,207	7,672	13,645,152	496,951
2,295,132	—	—	—
6,116	—	15,290,789	6,833
32,336	64,714	308,675	16,219

29,779	—	—	—
22,066	6,141	88,814	28,640

90,689,223	3,597,960	12,019,911,650	67,963,180

447,511	6,480	26,834,190	—
36,789	—	22,322,257	182
105,337	—	—	—
50,790	2,232	8,924,878	110,148
79,708	76,500	3,093,617	81,851
689	—	149,885	3,899
934	37	123,530	1,293
153	7	20,549	383
13	1	585	46
—	—	—	—
12,659	6,653	412,160	23,724

734,583	91,910	61,881,651	221,526

$89,954,640	$3,506,050	$11,958,029,999	$67,741,654

$77,991,810	$2,984,356	$8,096,453,007	$38,426,929
11,962,830	521,694	3,861,576,992	29,314,725

$89,954,640	$3,506,050	$11,958,029,999	$67,741,654

$7,963,285	$—	$11,244,844,124	$41,581,974
90,723	—	713,185,875	1,743,949
81,900,632	3,506,050	—	24,415,731

731,379	—	370,631,686	3,127,329
8,332	—	23,485,777	130,392
7,521,240	292,110	—	1,839,219

$10.89	$—	$30.34	$13.30
10.89	—	30.37	13.37
10.89	12.00	—	13.28

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2021 (Unaudited)

	JOHCM Credit Income Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $341, $1,419,496, $32,195, $56,412, $68,425, $4,241, $6,067,453 and $173,201)	$12,977	$6,836,860	$286,666	$2,403,845
Interest income	85,808	—	—	—

Total investment income	98,785	6,836,860	286,666	2,403,845

Operating expenses:
Investment advisory	13,937	3,338,654	325,887	2,377,155
Distribution (Rule 12b-1) fees - Class I	1	42,187	8,262	22,176
Distribution (Rule 12b-1) fees - Class II	—	21,955	—	—
Accounting and Administration	86,836	344,724	80,119	140,908
Regulatory and Compliance	319	46,408	3,126	32,648
Trustees	21	4,567	311	3,318
Risk Officer	3	2,516	171	1,827
Registration	13,524	36,862	16,633	19,716
Interest expense on short positions	—	—	—	—
Other	12,273	44,148	13,572	24,112

Total expenses before reductions	126,914	3,882,021	448,081	2,621,860

Expenses reduced by Service Providers	(111,967)	(47,193)	(53,767)	(14,515)

Net expenses	14,947	3,834,828	394,314	2,607,345

Net investment income (loss)	83,838	3,002,032	(107,648)	(203,500)

Realized and Unrealized Gains (Losses) from
Investment Activities:
Net realized gains from investment transactions	21,079	46,848,004	8,819,485	56,474,832
Net realized gains (losses) from foreign currency transactions	—	(41,831)	(71,932)	(70,432)
Net realized gains from forward foreign currency exchange contracts	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	25,377	105,666,343	2,083,599	47,651,954
Change in unrealized appreciation (depreciation) on foreign currency	—	(63,405)	(3,861)	(18,535)
Change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	—	—	—	—

Net realized and unrealized gains from investment activities	46,456	152,409,111	10,827,291	104,037,819

Change in Net Assets Resulting from Operations	$130,294	$155,411,143	$10,719,643	$103,834,319

See Notes to Financial Statements.

JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund

$1,110,231	$34,572	$68,169,937	$906,559
420,749	—	—	—

1,530,980	34,572	68,169,937	906,559

288,181	12,369	50,923,595	980,426
3,796	—	—	19,354
109	—	867,764	2,218
87,436	87,845	2,968,693	86,990
5,391	205	716,619	11,711
545	21	71,800	1,297
299	11	39,312	711
19,121	11,573	53,614	17,648
—	—	19,445	112
6,640	1,073	483,895	12,265

411,518	113,097	56,144,737	1,132,732

(93,632)	(98,288)	(306,919)	(14,727)

317,886	14,809	55,837,818	1,118,005

1,213,094	19,763	12,332,119	(211,446)

2,400,732	165,493	1,000,795,281	36,019,681

17,397	447	1,069,918	(110,957)

6,833	—	—	—

6,181,617	322,676	377,068,726	1,964,025

(16,390)	(160)	(357,381)	(18,141)

12,570	—	—	—

8,602,759	488,456	1,378,576,544	37,854,608

$9,815,853	$508,219	$1,390,908,663	$37,643,162

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2021 (Unaudited) and the year ended September 30, 2020

	JOHCM Credit Income Fund		JOHCM Emerging Markets Opportunities Fund		JOHCM Emerging Markets Small Mid Cap Equity Fund
	2021	2020(a)	2021	2020	2021	2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$83,838	$17,097	$3,002,032	$5,928,823	$(107,648)	$156,185
Net realized gains (losses) from investments and foreign currency transactions	21,079	1,801	46,806,173	(51,111,188)	8,747,553	2,217,497
Change in unrealized appreciation (depreciation) on investments and foreign currency	25,377	(27,318)	105,602,938	71,492,587	2,079,738	4,804,461

Change in net assets resulting from operations .	130,294	(8,420)	155,411,143	26,310,222	10,719,643	7,178,143

Dividends paid to shareholders:
From distributable earnings
Class I	(35)	—	(880,457)	(3,215,212)	(66,920)	(2,460)
Class II	—	—	(172,913)	(513,302)	—	—
Institutional Class	(87,298)	(17,962)	(7,218,774)	(19,514,553)	(154,806)	(175,677)

Total dividends paid to shareholders	(87,333)	(17,962)	(8,272,144)	(23,243,067)	(221,726)	(178,137)

Capital Transactions:
Change in net assets from capital transactions from Class I transactions	10,039	—	(2,890,297)	(3,464,722)	677,358	10,867,243
Change in net assets from capital transactions from Class II transactions	—	—	2,519,001	960,552	—	—
Change in net assets from capital transactions from Institutional transactions	64,323	5,015,268	32,592,410	50,387,584	1,204,316	1,495,200

Change in net assets from capital transactions	74,362	5,015,268	32,221,114	47,883,414	1,881,674	12,362,443

Change in net assets	117,323	4,988,886	179,360,113	50,950,569	12,379,591	19,362,449

Net assets:
Beginning of period	4,988,886	—	634,225,811	583,275,242	43,647,100	24,284,651

End of period	$5,106,209	$4,988,886	$813,585,924	$634,225,811	$56,026,691	$43,647,100

(a)	For the period from August 17, 2020, commencement of operations, to September 30, 2020.

See Notes to Financial Statements.

JOHCM Global Equity Fund		JOHCM Global Income Builder Fund		JOHCM International Opportunities Fund		JOHCM International Select Fund
2021	2020	2021	2020	2021	2020	2021	2020

$(203,500)	$(160,367)	$1,213,094	$2,005,315	$19,763	$37,706	$12,332,119	$37,829,061

56,404,400	26,067,936	2,424,962	(1,239,550)	165,940	(24,000)	1,001,865,199	310,825,367

47,633,419	60,644,040	6,177,797	2,561,705	322,516	(16,010)	376,711,345	1,522,978,530

103,834,319	86,551,609	9,815,853	3,327,470	508,219	(2,304)	1,390,908,663	1,871,632,958

(2,257,926)	(21,676,588)	(134,142)	(216,406)	—	—	(309,630,745)	(78,543,873)
—	—	(1,470)	(3,037)	—	—	(18,199,079)	(4,463,461)
(24,723,249)	(31,391,428)	(1,421,685)	(2,660,890)	(76,392)	(53,453)	—	—

(26,981,175)	(53,068,016)	(1,557,297)	(2,880,333)	(76,392)	(53,453)	(327,829,824)	(83,007,334)

1,893,397	(113,508,495)	(50,825)	490,238	—	—	616,474,213	134,382,072

—	—	1,520	12,370	—	—	2,986,623	(58,985,362)

24,943,944	158,647,691	(1,455,309)	(30,393,091)	138,753	690,598	—	—

26,837,341	45,139,196	(1,504,614)	(29,890,483)	138,753	690,598	619,460,836	75,396,710

103,690,485	78,622,789	6,753,942	(29,443,346)	570,580	634,841	1,682,539,675	1,864,022,334

461,958,859	383,336,070	83,200,698	112,644,044	2,935,470	2,300,629	10,275,490,324	8,411,467,990

$565,649,344	$461,958,859	$89,954,640	$83,200,698	$3,506,050	$2,935,470	$11,958,029,999	$10,275,490,324

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2021 (Unaudited) and the year ended September 30, 2020

	JOHCM International Small Cap Equity Fund
	2021	2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(211,446)	$436,549
Net realized gains (losses) from investments and foreign currency transactions	35,908,724	(19,086,406)
Change in unrealized appreciation (depreciation) on investments and foreign currency	1,945,884	19,165,725

Change in net assets resulting from operations	37,643,162	515,868

Dividends paid to shareholders:
From distributable earnings
Class I	(59,683)	(1,289,585)
Class II	—	(51,613)
Institutional Class	(424,436)	(6,233,059)

Total dividends paid to shareholders	(484,119)	(7,574,257)

Capital Transactions:
Change in net assets from capital transactions from Class I transactions	443,363	6,208,040
Change in net assets from capital transactions from Class II transactions	(126,377)	(72,503)
Change in net assets from capital transactions from Institutional transactions	(150,149,521)	(26,688,964)

Change in net assets from capital transactions	(149,832,535)	(20,553,427)

Change in net assets	(112,673,492)	(27,611,816)
Net assets:
Beginning of period	180,415,146	208,026,962

End of period	$67,741,654	$180,415,146

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
	Period Ended
	March 31,
	2021(a)
JOHCM Credit Income Fund
Net asset value, beginning of period	$10.16

Income (loss) from investment operations:
Net investment income(b)	0.11
Net realized and unrealized losses from investments	(0.21)

Total from investment operations	(0.10)

Less distributions paid:
From net investment income	(0.04)

Total distributions paid	(0.04)

Change in net asset value	(0.14)

Net asset value, end of period	$10.02

Total return	(1.13%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$10
Ratio of net expenses to average net assets	0.69	%(c)
Ratio of net investment income to average net assets	4.12	%(c)
Ratio of gross expenses to average net assets	5.28	%(c)
Portfolio turnover rate(d)	45.71	%(e)

(a)	For the period from December 18, 2020, commencement of operations, to March 31, 2021.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
(e)	Not annualized for periods less than one year.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Credit Income Fund	Six Months Ended March 31, 2021 (Unaudited)		Period Ended September 30, 2020(a)
Net asset value, beginning of period	$9.95		$10.00

Income (loss) from investment operations:
Net investment income(b)	0.17		0.03
Net realized and unrealized gains (losses) from investments	0.08		(0.04)

Total from investment operations	0.25		(0.01)

Less distributions paid:
From net investment income	(0.16)		(0.04)
From net realized gains	(0.01)		—

Total distributions paid	(0.17)		(0.04)

Change in net asset value	0.08		(0.05)

Net asset value, end of period	$10.03		$9.95

Total return	2.54%		(0.14%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$5,096		$4,989
Ratio of net expenses to average net assets	0.59	%(c)	0.65	%(c)
Ratio of net investment income to average net assets	3.30	%(c)	2.85	%(c)
Ratio of gross expenses to average net assets	5.01	%(c)	5.47	%(c)
Portfolio turnover rate(d)	45.71	%(e)	5.72	%(e)

(a)	For the period from August 17, 2020, commencement of operations, to September 30, 2020.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
(e)	Not annualized for periods less than one year.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of period	$10.81		$10.75	$11.38	$11.96	$10.04	$9.19

Income (loss) from investment operations:
Net investment income(a)	0.05		0.08	0.40	0.14	0.10	0.19
Net realized and unrealized gains (losses) from investments	2.58		0.40	(0.59)	(0.27)	1.89	1.25

Total from investment operations	2.63		0.48	(0.19)	(0.13)	1.99	1.44

Less distributions paid: From net investment income	(0.13)		(0.42)	(0.10)	(0.07)	(0.07)	(0.08)
From net realized gains	—		—	(0.34)	(0.38)	—	(0.51)

Total distributions paid	(0.13)		(0.42)	(0.44)	(0.45)	(0.07)	(0.59)

Change in net asset value	2.50		0.06	(0.63)	(0.58)	1.92	0.85

Net asset value, end of period	$13.31		$10.81	$10.75	$11.38	$11.96	$10.04

Total return	24.43	%(b)	4.37%	(1.31%)	(1.30%)	20.09%	16.54%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$90,075		$75,971	$83,555	$99,577	$71,650	$29,446
Ratio of net expenses to average net assets	1.12	%(c)	1.20%	1.32%	1.34%	1.38%	1.37%
Ratio of net investment income to average net assets	0.74	%(c)	0.81%	3.71%	1.15%	0.92%	2.09%
Ratio of gross expenses to average net assets	1.13	%(c)	1.20%	1.32%	1.34%	1.38%	1.37%
Ratio of expense recoupment to average net assets	—		—	— (d)	0.02%	0.01%	—
Portfolio turnover rate(e)	31.20	%(b)	53.30%	35.35%	31.87%	22.62%	40.75%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of period	$10.80		$10.74	$11.36	$11.95	$10.03	$9.19

Income (loss) from investment operations:
Net investment income(a)	0.04		0.08	0.41	0.12	0.08	0.05
Net realized and unrealized gains (losses) from investments	2.59		0.38	(0.60)	(0.27)	1.90	1.38

Total from investment operations	2.63		0.46	(0.19)	(0.15)	1.98	1.43

Less distributions paid: From net investment income	(0.12)		(0.40)	(0.09)	(0.06)	(0.06)	(0.08)
From net realized gains	—		—	(0.34)	(0.38)	—	(0.51)

Total distributions paid	(0.12)		(0.40)	(0.43)	(0.44)	(0.06)	(0.59)

Change in net asset value	2.51		0.06	(0.62)	(0.59)	1.92	0.84

Net asset value, end of period	$13.31		$10.80	$10.74	$11.36	$11.95	$10.03

Total return	24.40	%(b)	4.26%	(1.37%)	(1.47%)	19.89%	16.42%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$20,157		$14,268	$13,348	$8,020	$5,668	$1,953
Ratio of net expenses to average net assets	1.27	%(c)	1.35%	1.47%	1.49%	1.54%	1.50%
Ratio of net investment income to average net assets	0.61	%(c)	0.76%	3.86%	1.01%	0.71%	0.54%
Ratio of gross expenses to average net assets	1.28	%(c)	1.35%	1.47%	1.49%	1.54%	1.56%
Ratio of expense recoupment to average net assets	—		—	— (d)	0.02%	0.02%	—
Portfolio turnover rate(e)	31.20	%(b)	53.30%	35.35%	31.87%	22.62%	40.75%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of period	$10.85		$10.78	$11.41	$11.99	$10.06	$9.20

Income (loss) from investment operations:
Net investment income(a)	0.05		0.11	0.48	0.15	0.13	0.10
Net realized and unrealized gains (losses) from investments	2.59		0.39	(0.66)	(0.27)	1.88	1.35

Total from investment operations	2.64		0.50	(0.18)	(0.12)	2.01	1.45

Less distributions paid:
From net investment income	(0.14)		(0.43)	(0.11)	(0.08)	(0.08)	(0.08)
From net realized gains	—		—	(0.34)	(0.38)	—	(0.51)

Total distributions paid	(0.14)		(0.43)	(0.45)	(0.46)	(0.08)	(0.59)

Change in net asset value	2.50		0.07	(0.63)	(0.58)	1.93	0.86

Net asset value, end of period	$13.35		$10.85	$10.78	$11.41	$11.99	$10.06

Total return	24.48	%(b)	4.56%	(1.21%)	(1.23%)	20.21%	16.64%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$703,354		$543,987	$486,372	$388,129	$269,622	$110,330
Ratio of net expenses to average net assets	1.02	%(c)	1.10%	1.22%	1.24%	1.29%	1.27%
Ratio of net investment income to average net assets	0.82	%(c)	1.04%	4.46%	1.26%	1.23%	1.14%
Ratio of gross expenses to average net assets	1.03	%(c)	1.10%	1.22%	1.24%	1.29%	1.29%
Ratio of expense recoupment to average net assets	—		—	— (d)	0.02%	0.01%	—
Portfolio turnover rate(e)	31.20	%(b)	53.30%	35.35%	31.87%	22.62%	40.75%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Emerging Markets Small Mid Cap Equity Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016(a)
Net asset value, beginning of period	$13.40		$11.62	$11.85	$14.00	$11.78	$9.20

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.04)		0.15	0.02	0.09	0.06	0.08
Net realized and unrealized gains (losses) from investments	3.30		1.70	(0.20)	(0.56)	2.38	2.50

Total from investment operations	3.26		1.85	(0.18)	(0.47)	2.44	2.58

Less distributions paid:
From net investment income	(0.06)		(0.07)	(0.05)	(0.13)	(0.22)	—
From net realized gains	—		—	—	(1.55)	—	—

Total distributions paid	(0.06)		(0.07)	(0.05)	(1.68)	(0.22)	—

Change in net asset value	3.20		1.78	(0.23)	(2.15)	2.22	2.58

Net asset value, end of period	$16.60		$13.40	$11.62	$11.85	$14.00	$11.78

Total return	24.54	%(c)	15.95%	(1.51%)	(4.50%)	21.37%	28.04	%(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$18,508		$14,365	$415	$751	$149	$147
Ratio of net expenses to average net assets	1.64	%(d)	1.64%	1.64%	1.64%	1.64%	1.64	%(d)
Ratio of net investment income (loss) to average net assets	(0.50	%)(d)	1.21%	0.15%	0.69%	0.47%	1.11	%(d)
Ratio of gross expenses to average net assets	1.85	%(d)	2.29%	2.66%	2.65%	4.37%	5.72	%(d)
Portfolio turnover rate(e)	95.94	%(c)	136.73%	133.43%	127.34%	174.08%	162.74	%(c)

(a)	For the period from January 28, 2016, commencement of operations, to September 30, 2016.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Emerging Markets Small Mid Cap Equity Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of period	$13.42		$11.64	$11.87	$14.02	$11.78	$9.91

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.03)		0.04	0.04	0.09	0.05	0.03
Net realized and unrealized gains (losses) from investments	3.30		1.83	(0.21)	(0.55)	2.42	2.28

Total from investment operations	3.27		1.87	(0.17)	(0.46)	2.47	2.31

Less distributions paid:
From net investment income	(0.07)		(0.09)	(0.06)	(0.14)	(0.23)	(0.06)
From net realized gains	—		—	—	(1.55)	—	(0.38)

Total distributions paid	(0.07)		(0.09)	(0.06)	(1.69)	(0.23)	(0.44)

Change in net asset value	3.20		1.78	(0.23)	(2.15)	2.24	1.87

Net asset value, end of period	$16.62		$13.42	$11.64	$11.87	$14.02	$11.78

Total return	24.50	%(b)	16.09%	(1.42%)	(4.43%)	21.59%	24.13%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$37,519		$29,282	$23,870	$24,093	$7,406	$6,114
Ratio of net expenses to average net assets	1.54	%(c)	1.54%	1.54%	1.54%	1.54%	1.54%
Ratio of net investment income (loss) to average net assets	(0.40	%)(c)	0.33%	0.36%	0.69%	0.40%	0.27%
Ratio of gross expenses to average net assets	1.75	%(c)	2.19%	2.56%	2.48%	4.38%	4.63%
Portfolio turnover rate(d)	95.94	%(b)	136.73%	133.43%	127.34%	174.08%	162.74%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Global Equity Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of period	$17.28		$16.41	$16.73	$15.05	$13.58	$12.24

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)		(0.04)	0.10	0.07	0.07	0.06
Net realized and unrealized gains from investments	3.84		3.17	0.25	1.67	1.43	1.28

Total from investment operations	3.82		3.13	0.35	1.74	1.50	1.34

Less distributions paid:
From net investment income	—		(0.02)	(0.18)	(0.06)	(0.03)	—
From net realized gains	(1.02)		(2.24)	(0.49)	—	—	—

Total distributions paid	(1.02)		(2.26)	(0.67)	(0.06)	(0.03)	—

Change in net asset value	2.80		0.87	(0.32)	1.68	1.47	1.34

Net asset value, end of period	$20.08		$17.28	$16.41	$16.73	$15.05	$13.58

Total return(b)	22.60%		21.26%	2.66%	11.61%	11.06%	10.95%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$47,685		$39,213	$157,452	$189,317	$216,867	$171,464
Ratio of net expenses to average net assets	1.09	%(c)	1.16%	1.16%	1.17%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets	(0.17	%)(c)	(0.28%)	0.63%	0.39%	0.49%	0.50%
Ratio of gross expenses to average net assets	1.10	%(c)	1.16%	1.17%	1.17%	1.18%	1.20%
Ratio of expense recoupment to average net assets	—		—	— (d)	— (d)	— (d)	—
Portfolio turnover rate(e)	34.61	%(b)	40.21%	46.36%	24.81%	51.44%	124.32%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM Global Equity Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginningof period	$17.32		$16.44	$16.76	$15.08	$13.61	$12.25

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)		— (b)	0.10	0.09	0.08	0.07
Net realized andunrealized gains from investments	3.85		3.15	0.26	1.67	1.43	1.29
Total from investment operations	3.84		3.15	0.36	1.76	1.51	1.36
Less distributions paid:
From net investment income	—		(0.04)	(0.19)	(0.08)	(0.04)	—
From net realized gains	(1.02)		(2.23)	(0.49)	—	—	—
Total distributions paid	(1.02)		(2.27)	(0.68)	(0.08)	(0.04)	—

Change in net asset value	2.82		0.88	(0.32)	1.68	1.47	1.36

Net asset value, end ofperiod	$20.14		$17.32	$16.44	$16.76	$15.08	$13.61

Total return(c)	22.67%		21.43%	2.76%	11.76%	11.15%	11.10%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$517,964		$422,745	$225,884	$335,636	$287,089$	$245,918
Ratio of net expenses toaverage net assets	0.99	%(d)	1.06%	1.06%	1.07%	1.08%	1.08%
Ratio of net investmentincome (loss) to average net assets	(0.07	%)(d)	0.01%	0.66%	0.57%	0.57%	0.52%
Ratio of gross expenses to average net assets	1.00	%(d)	1.06%	1.07%	1.07%	1.08%	1.10%
Ratio of expense recoupment to average net assets	—		—	— (e)	— (e)	— (e)	—
Portfolio turnover rate(f)	34.61	%(c)	40.21%	46.36%	24.81%	51.44%	124.32%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount rounds to less 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM Global Income Builder Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018(a)
Net asset value, beginning of period	$9.89		$10.09	$9.71	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.14		0.21	0.31	0.29
Net realized and unrealized gains (losses) from investments	1.04		(0.11)	0.41	(0.30)

Total from investment operations	1.18		0.10	0.72	(0.01)

Less distributions paid:
From net investment income	(0.18)		(0.25)	(0.34)	(0.28)
From net realized gains	—		(0.05)	—	—

Total distributions paid	(0.18)		(0.30)	(0.34)	(0.28)

Change in net asset value	1.00		(0.20)	0.38	(0.29)

Net asset value, end of period	$10.89		$9.89	$10.09	$9.71

Total return(c)	12.05%		0.99%	7.66%	(0.06	%)(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$7,963		$7,285	$6,933	$5,516
Ratio of net expenses to average net assets	0.83	%(d)	0.93%	0.98%	0.98	%(d)
Ratio of net investment income to average net assets	2.73	%(d)	2.14%	3.14%	3.50	%(d)
Ratio of gross expenses to average net assets	1.05	%(d)	1.08%	1.18%	1.56	%(d)
Portfolio turnover rate(e)	54.78	%(c)	141.42%	54.70%	41.93	%(c)

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM Global Income Builder Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Period Ended September 30, 2019(a)
Net asset value, beginning of period	$9.89		$10.09	$10.08

Income (loss) from investment operations:
Net investment income(b)	0.13		0.20	0.06
Net realized and unrealized gains (losses) from investments	1.05		(0.12)	0.01

Total from investment operations	1.18		0.08	0.07

Less distributions paid:
From net investment income	(0.18)		(0.23)	(0.06)
From net realized gains	—		(0.05)	—

Total distributions paid	(0.18)		(0.28)	(0.06)

Change in net asset value	1.00		(0.20)	0.01

Net asset value, end of period	$10.89		$9.89	$10.09

Total return(c)	11.97%		0.86%	0.75	%(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$91		$81	$77
Ratio of net expenses to average net assets	0.98	%(d)	1.08%	1.13	%(d)
Ratio of net investment income to average net assets	2.56	%(d)	2.01%	2.70	%(d)
Ratio of gross expenses to average net assets	1.20	%(d)	1.23%	1.63	%(d)
Portfolio turnover rate(e)	54.78	%(c)	141.42%	54.70%

(a)	For the period from June 28, 2019, commencement of operations, to September 30, 2019.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class

JOHCM Global Income Builder Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018(a)
Net asset value, beginning of period	$9.89		$10.09	$9.71	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.15		0.22	0.33	0.30
Net realized and unrealized gains (losses) from investments	1.04		(0.11)	0.40	(0.30)

Total from investment operations	1.19		0.11	0.73	—

Less distributions paid:
From net investment income	(0.19)		(0.26)	(0.35)	(0.29)
From net realized gains	—		(0.05)	—	—

Total distributions paid	(0.19)		(0.31)	(0.35)	(0.29)

Change in net asset value	1.00		(0.20)	0.38	(0.29)

Net asset value, end of period	$10.89		$9.89	$10.09	$9.71

Total return(c)	12.10%		1.09%	7.77%	0.03	%(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$81,901		$75,835	$105,634	$28,206
Ratio of net expenses to average net assets	0.73	%(d)	0.83%	0.88%	0.88	%(d)
Ratio of net investment income to average net assets	2.82	%(d)	2.19%	3.42%	3.62	%(d)
Ratio of gross expenses to average net assets	0.95	%(d)	0.98%	1.08%	1.47	%(d)
Portfolio turnover rate(e)	54.78	%(c)	141.42%	54.70%	41.93	%(c)

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM International Opportunities Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Period Ended September 30, 2016(a)
Net asset value, beginning of period	$10.48		$10.65	$10.71	$11.19	$9.98	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.07		0.17	0.24	0.20	0.20	(—	)(c)
Net realized and unrealized gains (losses) from investments	1.72		(0.09)	(0.10)	(0.02)	1.09	(0.02)

Total from investment operations	1.79		0.08	0.14	0.18	1.29	(0.02)

Less distributions paid:
From net investment income	(0.17)		(0.23)	(0.18)	(0.29)	(0.08)	—
From net realized gains	(0.10)		(0.02)	(0.02)	(0.37)	—	—

Total distributions paid	(0.27)		(0.25)	(0.20)	(0.66)	(0.08)	—

Change in net asset value	1.52		(0.17)	(0.06)	(0.48)	1.21	(0.02)

Net asset value, end of period	$12.00		$10.48	$10.65	$10.71	$11.19	$9.98

Total return(d)	17.14%		0.62%	1.42%	1.76%	13.12%	(0.20%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$3,506		$2,935	$2,301	$2,276	$2,254	$1,995
Ratio of net expenses to average net assets	0.89	%(e)	0.89%	0.89%	0.89%	0.89%	0.89	%(e)
Ratio of net investment income (loss) to average net assets	1.20	%(e)	1.60%	2.29%	1.86%	1.94%	(0.89	%)(e)
Ratio of gross expenses to average net assets	6.85	%(e)	9.42%	8.61%	8.23%	9.03%	72.58	%(e)
Portfolio turnover rate(f)	31.88	%(d)	64.62%	34.58%	57.05%	68.89%	—	(d)

(a)	For the period from September 29, 2016, commencement of operations, to September 30, 2016.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM International Select Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of period	$27.53		$22.54	$23.66	$21.92	$19.94	$17.45

Income (loss) from investment operations:
Net investment income(a)	0.03		0.11	0.28	0.27	0.30	0.19
Net realized and unrealized gains (losses) from investments	3.65		5.11	(1.09)	1.73	1.81	2.37

Total from investment operations	3.68		5.22	(0.81)	2.00	2.11	2.56

Less distributions paid:
From net investment income	(0.10)		(0.23)	(0.31)	(0.26)	(0.13)	(0.07)
From net realized gains	(0.77)		—	—	—	—	—

Total distributions paid	(0.87)		(0.23)	(0.31)	(0.26)	(0.13)	(0.07)

Change in net asset value	2.81		4.99	(1.12)	1.74	1.98	2.49

Net asset value, end of period	$30.34		$27.53	$22.54	$23.66	$21.92	$19.94

Total return	13.47%		23.30%	(3.31%)	9.22%	10.72%	14.70%
Ratios/Supplemental data:
Net assets, end of period
(000’s)	$11,244,844		$9,631,884	$7,822,739	$7,619,731	$6,081,384	$4,003,594
Ratio of net expenses to average net assets	0.96	%(b)	0.98%	0.99%	1.00%	1.01%	1.01%
Ratio of net investment income to average net assets	0.23	%(b)	0.45%	1.27%	1.16%	1.49%	1.04%
Ratio of gross expenses to average net assets	0.96	%(b)	0.98%	0.99%	1.00%	1.01%	1.01%
Portfolio turnover rate(c)	38.24	%(d)	43.51%	33.06%	26.06%	34.96%	107.37%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
(d)	Not annualized for periods less than one year.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM International Select Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of period	$27.53		$22.54	$23.68	$21.93	$19.96	$17.48

Income (loss) from investment operations:
Net investment income (loss)(a)	—	(b)	0.05	0.23	0.19	0.26	0.14
Net realized and unrealized gains (losses) from investments	3.65		5.11	(1.10)	1.76	1.81	2.37

Total from investment operations	3.65		5.16	(0.87)	1.95	2.07	2.51

Less distributions paid:
From net investment income	(0.04)		(0.17)	(0.27)	(0.20)	(0.10)	(0.03)
From net realized gains	(0.77)		—	—	—	—	—

Total distributions paid	(0.81)		(0.17)	(0.27)	(0.20)	(0.10)	(0.03)

Change in net asset value	2.84		4.99	(1.14)	1.75	1.97	2.48

Net asset value, end of period	$30.37		$27.53	$22.54	$23.68	$21.93	$19.96

Total return	13.33%		23.02%	(3.59%)	8.97%	10.45%	14.37%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$713,186		$643,607	$588,729	$551,489	$400,294	$297,486
Ratio of net expenses to average net assets	1.21	%(c)	1.23%	1.24%	1.25%	1.27%	1.30%
Ratio of net investment income (loss) to average net assets	(0.03	%)(c)	0.20%	1.03%	0.83%	1.29%	0.78%
Ratio of gross expenses to average net assets	1.21	%(c)	1.23%	1.24%	1.25%	1.27%	1.30%
Ratio of expense recoupment to average net assets	—		—	—	—	0.01%	—
Portfolio turnover rate(d)	38.24	%(e)	43.51%	33.06%	26.06%	34.96%	107.37%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
(e)	Not annualized for periods less than one year.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class I
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of period	$10.94		$11.00	$13.03	$12.75	$10.64	$9.66

Income (loss) from investment operations:
Net investment income
(loss)(a)	(0.01)		0.02	0.12	0.10	0.11	0.12
Net realized and unrealized gains (losses) from investments	2.39		0.31	(1.51)	0.37	2.13	0.97

Total from investment operations	2.38		0.33	(1.39)	0.47	2.24	1.09
Less distributions paid:
From net investment income	(0.02)		(0.12)	(0.13)	(0.09)	(0.13)	(0.11)
From net realized gains	—		(0.27)	(0.51)	(0.10)	—	—

Total distributions paid	(0.02)		(0.39)	(0.64)	(0.19)	(0.13)	(0.11)

Change in net asset value	2.36		(0.06)	(2.03)	0.28	2.11	0.98

Net asset value, end of period	$13.30		$10.94	$11.00	$13.03	$12.75	$10.64

Total return	21.76	%(b)	2.73%	(10.27%)	3.66%	21.30%	11.44%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$41,582		$33,853	$29,053	$46,852	$62,965	$43,997
Ratio of net expenses to average net assets	1.28	%(c)	1.30%	1.34%	1.31%	1.34%	1.34%
Ratio of net investment income (loss) to average net assets	(0.11	%)(c)	0.17%	1.04%	0.79%	0.97%	1.17%
Ratio of gross expenses to average net assets	1.29	%(c)	1.32%	1.34%	1.32%	1.36%	1.41%
Ratio of expense recoupment to average net assets	0.02%		0.01%	— (d)	0.02%	—	—
Portfolio turnover rate(e)	40.34	%(b)	24.72%	23.66%	17.61%	16.01%	39.39%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Class II
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of period	$11.00		$11.06	$13.09	$12.83	$10.70	$9.71

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)		0.01	0.11	0.11	0.09	0.09
Net realized and unrealized gains (losses) from investments	2.39		0.30	(1.51)	0.33	2.15	1.00

Total from investment operations	2.37		0.31	(1.40)	0.44	2.24	1.09

Less distributions paid:
From net investment income	—		(0.10)	(0.12)	(0.08)	(0.11)	(0.10)
From net realized gains	—		(0.27)	(0.51)	(0.10)	—	—

Total distributions paid	—		(0.37)	(0.63)	(0.18)	(0.11)	(0.10)

Change in net asset value	2.37		(0.06)	(2.03)	0.26	2.13	0.99

Net asset value, end of period	$13.37		$11.00	$11.06	$13.09	$12.83	$10.70

Total return	21.55	%(b)	2.59%	(10.35%)	3.43%	21.21%	11.28%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,744		$1,529	$1,609	$1,474	$1,230	$430
Ratio of net expenses to average net assets	1.43	%(c)	1.45%	1.49%	1.47%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets	(0.31	%)(c)	0.04%	1.02%	0.87%	0.76%	0.94%
Ratio of gross expenses to average net assets	1.44	%(c)	1.47%	1.49%	1.47%	1.53%	1.63%
Ratio of expense recoupment to average net assets	0.02%		0.01%	— (d)	0.02%	—	—
Portfolio turnover rate(e)	40.34	%(b)	24.72%	23.66%	17.61%	16.01%	39.39%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Class
JOHCM International Small	Six Months Ended March 31, 2021		Year Ended September 30,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,
Cap Equity Fund	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$10.93		$10.99	$13.02	$12.74	$10.64	$9.66

Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)		0.03	0.14	0.15	0.14	0.13
Net realized andunrealized gains (losses) from investments	2.40		0.30	(1.51)	0.33	2.10	0.97

Total from investment operations	2.38		0.33	(1.37)	0.48	2.24	1.10

Less distributions paid:
From net investment income	(0.03)		(0.12)	(0.15)	(0.10)	(0.14)	(0.12)
From net realized gains	—		(0.27)	(0.51)	(0.10)	—	—

Total distributions paid	(0.03)		(0.39)	(0.66)	(0.20)	(0.14)	(0.12)

Change in net asset value	2.35		(0.06)	(2.03)	0.28	2.10	0.98

Net asset value, end of period	$13.28		$10.93	$10.99	$13.02	$12.74	$10.64

Total return	21.82	%(b)	2.79%	(10.13%)	3.73%	21.37%	11.54%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$24,416		$145,033	$177,365	$219,774	$164,092	$75,799
Ratio of net expenses to average net assets	1.17	%(c)	1.20%	1.24%	1.22%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets	(0.25	%)(c)	0.24%	1.29%	1.17%	1.24%	1.29%
Ratio of gross expenses to average net assets	1.19	%(c)	1.22%	1.24%	1.22%	1.27%	1.28%
Ratio of expense recoupment to average net assets	0.01%		0.01%	— (d)	0.02%	—	—
Portfolio turnover rate(e)	40.34	%(b)	24.72%	23.66%	17.61%	16.01%	39.39%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”). The JOHCM Credit Income Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Equity Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, and the JOHCM International Small Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and a series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for the JOHCM Emerging Markets Small Mid Cap Equity Fund and the JOHCM International Select Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM Credit Income Fund is authorized to issue two classes of shares: Class I shares and Institutional shares. The JOHCM International Select Fund is authorized to issue two classes of shares: Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund is authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees incurred, as applicable.As of March 31, 2021, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Credit Income Fund	Class I Shares: December 18, 2020	to preserve capital and deliver returns

	Institutional Shares: August 17, 2020	through a combination of income and modest capital appreciation.

JOHCM Emerging Markets Opportunities Fund	Class I Shares: November 20, 2012	to seek long-term capital appreciation

Class II Shares: December 17, 2013

Institutional Shares: November 20, 2012

JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation

JOHCM Global Equity Fund	Class I Shares: March 22, 2013	to seek long-term capital appreciation

Institutional Shares: March 22, 2013

JOHCM Global Income Builder Fund	Class I Shares: November 29, 2017 Class II Shares: June 28, 2019	to seek a level of current income that is consistent with the preservation and

	Institutional Shares: November 29, 2017	long-term growth of capital in inflation-adjusted terms

JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to achieve long-term total return by investing in a concentrated portfolio of international equity securities

JOHCM International Select Fund	Class I Shares: July 29, 2009	to seek long-term capital appreciation

Class II Shares: March 31, 2010

JOHCM International Small Cap Equity Fund	Class I Shares: January 2, 2014	to seek long-term capital appreciation

Class II Shares: November 18, 2013

Institutional Shares: October 1, 2013

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

At a meeting held on December 10, 2020, the Board approved, subject to shareholder approval, a proposed reorganization of the JOHCM Funds (each, a “Target Fund,”) with and into series of the JOHCM Funds Trust (each, an “Acquiring Fund,”) (each such reorganization, a “Reorganization,”) which are listed opposite the relevant Target Fund below:

Target Fund (each a series of AIT)	Acquiring Fund (each a series of JOHCM Funds Trust)
JOHCM Credit Income Fund	JOHCM Credit Income Fund
Institutional Shares (Ticker: JOCIX)	Institutional Shares
Class I Shares (Ticker: JOCEX) (Not	Advisor Shares
currently offered)	Investor Shares
Class II Shares (Ticker: JOCMX) (Not currently offered)
JOHCM Emerging Markets Opportunities	JOHCM Emerging Markets Opportunities Fund
Fund	Institutional Shares
Institutional Shares (Ticker: JOEMX)	Advisor Shares
Class I Shares (Ticker: JOEIX)	Investor Shares
Class II Shares (Ticker: JOEAX)
JOHCM Emerging Markets Small Mid Cap	JOHCM Emerging Markets Small Mid Cap Equity Fund
Equity Fund	Institutional Shares
Institutional Shares (Ticker: JOMMX)	Advisor Shares
Class I Shares (Ticker: JOMEX)	Investor Shares
Class II Shares (Not currently offered)
JOHCM Global Equity Fund	JOHCM Global Select Fund
Institutional Shares (Ticker: JOGIX)	Institutional Shares
Class I Shares (Ticker: JOGEX)	Advisor Shares
Class II Shares (Ticker: JOGAX) (Not	Investor Shares
currently offered)
JOHCM Global Income Builder Fund	JOHCM Global Income Builder Fund
Institutional Shares (Ticker: JOBIX)	Institutional Shares
Class I Shares (Ticker: JOFIX)	Advisor Shares
Class II Shares (Ticker: JOIIX)	Investor Shares
JOHCM International Opportunities Fund	JOHCM International Opportunities Fund
Institutional Shares (Ticker: JOPSX)	Institutional Shares
Class I Shares (Not currently offered)	Advisor Shares
Class II Shares (Not currently offered)	Investor Shares
JOHCM International Select Fund	JOHCM International Select Fund
Class I Shares (Ticker: JOHIX)	Institutional Shares
Class II Shares (Ticker: JOHAX)	Investor Shares
JOHCM International Small Cap Equity	JOHCM International Small Cap Equity Fund
Fund	Institutional Shares
Institutional Shares (Ticker: JOSMX)	Advisor Shares
Class I Shares (Ticker: JOISX)	Investor Shares
Class II Shares (Ticker: JOSAX)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

The shareholder meeting is expected to be held on June 2, 2021. If approved by shareholders, the Reorganizations are scheduled to take place on June 21, 2021, although one or more of the Reorganizations may be delayed. Each Target Fund will be terminated as soon as practical after its Reorganization.

A. Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), a Funds’ FairValue Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations noted above, while theTrust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2021 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
JOHCM Credit Income Fund
Common Stocks*	$34,728	$—	$—	$34,728
Corporate Bonds*	—	3,280,228	—	3,280,228
Exchange Traded Funds	53,598	—	—	53,598
Foreign Issuer Bonds*	—	843,074	—	843,074
Preferred stocks*	266,423	146,204	—	412,627
Short-Term Investments	388,277	—	—	388,277

Total Investments	$743,026	$4,269,506	$—	$5,012,532

JOHCM Emerging Markets Opportunities Fund
Common Stocks*	$792,064,761	$—	$—	$792,064,761
Preferred stocks*	3,479,403	—	—	3,479,403

Total Investments	$795,544,164	$—	$—	$795,544,164

JOHCM Emerging Markets Small Mid Cap Equity Fund
Common Stocks:
Thailand	$83,278	$2,743,762	$—	$2,827,040
Other*	50,092,874	—	—	50,092,874

Total common stocks	$50,176,152	$2,743,762	$—	$52,919,914

Equity-Linked Securities*	—	588,120	—	588,120
Preferred stocks*	947,677	—	—	947,677

Total Investments	$51,123,829	$3,331,882	$—	$54,455,711

JOHCM Global Equity Fund
Common Stocks*	$549,151,108	$—	$—	$549,151,108

Total Investments	$549,151,108	$—	$—	$549,151,108

JOHCM Global Income Builder Fund
Common Stocks*	$63,155,779	$—	$—	$63,155,779
Corporate Bonds*	—	12,145,760	—	12,145,760
Exchange Traded Funds*	2,354,611	—	—	2,354,611
Foreign Issuer Bonds*	—	4,883,538	—	4,883,538
Investment Companies	392,932	—	—	392,932
Preferred stocks:
South Korea	1,039,706	—	—	1,039,706
United States	1,788,292	674,790	—	2,463,082

Total preferred stocks	$2,827,998	$674,790	$—	$3,502,788

Warrants*	4,449	—	—	4,449
Short-Term Investments	846,353	—	—	846,353

Total Investments	$69,582,122	$17,704,088	$—	$87,286,210

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments Assets:
Unrealized appreciation on forward currencyexchange contracts	$—	$29,779	$—	$29,779

Total Other Financial Instruments	$—	$29,779	$—	$29,779

JOHCM International Opportunities Fund
Common Stocks*	$3,243,006	$—	$—	$3,243,006

Total Investments	$3,243,006	$—	$—	$3,243,006

JOHCM International Select Fund
Common Stocks*	$11,654,870,843	$—	$—	$11,654,870,843

Total Investments	$11,654,870,843	$—	$—	$11,654,870,843

JOHCM International Small Cap Equity Fund
Common Stocks*	$66,594,676	$—	$—	$66,594,676

Total Investments	$66,594,676	$—	$—	$66,594,676

*	See additional categories in the Schedule of Investments.

As of March 31, 2021 there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the six months ended March 31, 2021.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

At March 31, 2021, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair value	%of Net Assets
JOHCM Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte Ltd.	$588,120	1.0%

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets & Liabilities as of March 31, 2021:

		Assets		Liabilities
Fund	Contract Type	Statement of Assets Location	Value	Statement of Liabilities Location	Value
JOHCM Global Income Builder Fund	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$29,779	Unrealized depreciation on forward foreign currency exchange contracts	$—

As of March 31, 2021, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities are as follows:

			Gross Amounts Not Offset in the
			Statements of Assets & Liabilities
Fund	Counterparty	Gross Amounts of Assets Presented in Statement of Assets & Liabilities	Financial Instruments Received	Cash Collateral Received	Net Amount

JOHCM Global Income Builder Fund	Goldman Sachs	$29,779	$—	$—	$29,779

The following table, set forth by primary risk exposure, displays the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended March 31, 2021:

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Fund	Contract Type	Statement of Operations Location	Amount of Realized Gain (Loss) on Derivative Contracts
JOHCM Global Income Builder Fund	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	$6,833

			Change in UnrealizedAppreciation
Fund	Contract Type	Statement of Operations Location	(Depreciation) on Derivative Contracts

JOHCM Global Income Builder Fund	Foreign exchange contracts	Change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$12,570

Volume of derivative activity for the period ended March 31, 2021*:

	Foreign
	Exchange Contracts
Fund	Number Of Trades	Average Notional Amount
JOHCM Global Income Builder Fund	2	$2,163,655

*	Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis. Expenses incurred which do not specifically relate to an individual JOHCM Fund are allocated among all Funds in the JOHCM Funds in proportion to each Fund’s relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

DIVIDENDS AND DISTRIBUTIONS

Distributions of dividends from net investment income, if any, are declared and paid as follows:

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Declaration and Payment Frequency
JOHCM Credit Income Fund	Daily/Monthly
JOHCM Emerging Markets Opportunities Fund	Annually
JOHCM Emerging Markets Small Mid Cap Equity Fund	Annually
JOHCM Global Equity Fund	Annually
JOHCM Global Income Builder Fund	Daily/Monthly
JOHCM International Opportunities Fund	Annually
JOHCM International Select Fund	Annually
JOHCM International Small Cap Equity Fund	Annually

The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States ofAmerica (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Funds’ Federal tax returns for the tax years ended September 30, 2018 through September 30, 2020, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

CAPITAL GAIN TAXES

Investments in certain foreign securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The JOHCM Emerging Markets Opportunities Fund paid $1,419,496 and the JOHCM Emerging Markets Small Mid Cap Fund paid $10,243 in capital gain taxes during the period. These amounts are included in the net realized gains (losses) from investment transactions on the Statement of Operations.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

The global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to a Fund’s operations and performance.

The JOHCM Credit Income Fund and the JOHCM Global Income Builder Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, or investment value. The Funds’ investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR.The Funds may also obtain financing at floating rates based on LIBOR. In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021.The administrator of LIBOR recently announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. The Funds may have investments linked to other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), which may also cease to be published. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR). Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increase volatility and illiquidity in markets for instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectivenss of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Funds’ performance or NAV.

B. Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with JO Hambro Capital Management Limited (the “Adviser” or “JOHCM”) to provide investment management services to the Funds. Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Adviser receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

respective average daily net assets). The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

Fund	Class	Advisory Fee		Expense Limitation
JOHCM Credit Income Fund	Class I	0.55%		0.69%
JOHCM Credit Income Fund	Institutional	0.55%		0.59%
JOHCM Emerging Markets Opportunities Fund	Class I	0.90%		1.19%
JOHCM Emerging Markets Opportunities Fund	Class II	0.90%		1.34%
JOHCM Emerging Markets Opportunities Fund	Institutional	0.90%		1.09%
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1.30%		1.64%
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1.30%		1.54%
JOHCM Global Equity Fund	Class I	0.89	%(a)	1.09	%(b)
JOHCM Global Equity Fund	Institutional	0.89	%(a)	0.99	%(b)
JOHCM Global Income Builder Fund	Class I	0.67%		0.83%
JOHCM Global Income Builder Fund	Class II	0.67%		0.98%
JOHCM Global Income Builder Fund	Institutional	0.67%		0.73%
JOHCM International Opportunities Fund	Institutional	0.75%		0.89%
JOHCM International Select Fund	Class I	0.89%		1.05%
JOHCM International Select Fund	Class II	0.89%		1.30%
JOHCM International Small Cap Equity Fund	Class I	1.05%		1.34%
JOHCM International Small Cap Equity Fund	Class II	1.05%		1.49%
JOHCM International Small Cap Equity Fund	Institutional	1.05%		1.24%

(a)	Prior to December 11, 2020 the advisory fee was 0.95%.
(b)	Prior to December 11, 2020 the expense limits were 1.18% and 1.08% for the Class I and Institutional shares, respectively.

The expense limitation agreement is effective until January 28, 2022 for the Funds, except for the JOHCM Credit Income Fund, JOHCM Global Equity and JOHCM Global Income Builder Fund which are effective until January 28, 2023, at which time it will be subject to automatic renewal upon the effective date of the annual update to the a Funds’ registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

JOHCM (USA), Inc. (the “Sub-Adviser”) serves as the investment sub-adviser to the JOHCM Credit Income Fund, the JOHCM Global Income Builder Fund and the JOHCM International Small Cap Equity Fund. For its services, the Sub-Adviser is paid a fee of 0.55%, 0.67% and 1.05%, based on average daily net assets of the JOHCM Credit Income Fund, the JOHCM Global Income Builder Fund and the JOHCM International Small Cap Equity Fund, respectively, by the Adviser.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

For the six months ended March 31, 2021, the JOHCM Funds incurred advisory fees payable to JOHCM, expense waivers/reimbursements from JOHCM, and paid expense recoupments to JOHCM as follows:

Fund	Advisory Fee to JOHCM	Expenses Reduced by JOHCM	Advisory Fees Recouped by JOHCM
JOHCM Credit Income Fund	$13,937	$35,329	$—
JOHCM Emerging Markets Opportunities Fund	3,338,654	—	—
JOHCM Emerging Markets Small Mid Cap Equity Fund	325,887	22,543	—
JOHCM Global Equity Fund	2,377,155	—	—
JOHCM Global Income Builder Fund	288,181	50,770	—
JOHCM International Opportunities Fund	12,369	30,621	—
JOHCM International Select Fund	50,923,595	—	—
JOHCM International Small Cap Equity Fund	980,426	—	—

The balances of recoverable expenses to JOHCM by Funds at March 31, 2021 were as follows:

For the:	Expiring	JOHCM Credit Income Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund	JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund
Year ended September 30 2018	September 30, 2021	$—	$—	$186,928	$—	$53,449	$43,552	$—	$—
Year ended September 30, 2019	September 30, 2022	—	—	238,798	—	28,639	21,181	—	—
Year ended September 30, 2020	September 30, 2023	10,656	—	201,003	—	123,468	80,299	—	—
Six months ended March 31, 2021	September 30, 2024	35,329	—	22,543	—	50,770	30,621	—	—

Balances of Recoverable Expenses to the Adviser		$45,985	$—	$649,272	$—	$256,326	$175,653	$—	$—

Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Currently, the Adviser, at its own expense, pays the Distributor an annual fee of $285,000, 0.006% of average daily net assets of the Funds, and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the JOHCM Funds’ complex level net assets and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $160,000 per Fund relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities. Fees paid to Northern Trust for their services are reflected as

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

“Accounting and Administration” fees on the Statements of Operations. Northern Trust has agreed to voluntarily waive its minimum fees and certain other expenses. The waiver agreement may be terminated at any time and the waivers are not subject to recoupment. Amounts waived by Northern Trust are included in “Expenses reduced by Service Providers” on the Statement of Operations.

For the six months ended March 31, 2021, Northern Trust voluntarily waived expenses as follows:

Fund	Expenses Waived by Northern Trust
JOHCM Credit Income Fund	$76,638
JOHCM Emerging Markets Opportunities Fund	47,193
JOHCM Emerging Markets Small Mid Cap Equity Fund	31,224
JOHCM Global Equity Fund	14,515
JOHCM Global Income Builder Fund	42,862
JOHCM International Opportunities Fund	67,667
JOHCM International Select Fund	306,919
JOHCM International Small Cap Equity Fund	14,727

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control Services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay Foreside an annual base fee, a fee based on the JOHCM Funds’ complex level net assets, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the JOHCM Funds pursuant to a written agreement with the Trust, on behalf of the JOHCM Funds, including providing the Risk Officer to the JOHCM Funds to administer the Fund risk program and oversee the analysis of investment performance and performance of service providers. The JOHCM Funds have agreed to pay Carne an annual fee of $50,000 for the first fund and an additional $5,000 per fund thereafter for these services, and reimburse for certain expenses incurred on behalf of the JOHCM Funds. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statements of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through March 31, 2021, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2021, the aggregate Trustee compensation paid by the Trust was $187,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected as “Trustees” expenses on the Statements of Operations.

C. Rule 12b-1 Plan

The JOHCM Funds adopted an amended plan under Rule 12b-1 that is applicable to Class I, Class II and Class III Shares of all JOHCM Funds, except Class I Shares of the JOHCM International Select Fund, to pay for certain distribution and promotion activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection there with at annual rates of 0.10%, 0.25%, and 0.50% of the average daily net assets of the outstanding Class I Shares, Class II Shares and Class III Shares, respectively. Total fees paid pursuant to these agreements are reflected as “12b-1 Fees” on the Statements of Operations.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

D. Credit Agreement

The Trust, on behalf of the JOHCM Funds, and Northern Trust, entered into a $100 million revolving Credit Agreement for liquidity and other purposes effective as of December 22, 2017 and most recently amended December 20, 2020. The Credit Agreement is scheduled to mature on December 20, 2021. The Credit Agreement may be extended subject to appropriate approvals.

Any advance under the Credit Agreement will accrue interest at a rate that is equal to the greater of (i) the Funds ‘option of the daily London Interbank Offered Rate plus 1.50% or the Federal funds (effective) interest rate plus 1.50% and (ii) 2.00%. In addition, there is a commitment fee on the undrawn portion of the $100 million maximum commitment amount in an amount equal to the product of the difference between the maximum commitment amount and the sum of the average daily balance of the loans multiplied by 0.30% per annum.

During the six months ended March 31, 2021, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate
JOHCM International Select Fund	$70,000,000	5	2.00%
JOHCM International Small Cap Equity Fund	670,000	3	2.00

The JOHCM International Select Fund and JOHCM International Small Cap Equity Fund incurred interest expense of $19,445 and $112, respectively, related to borrowings under the Credit Agreement during the six months ended March 31, 2021, respectively. The amounts are included in the Interest expense on the Statement of Operations.

E. Investment Transactions

For the six months ended March 31, 2021, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from sales
JOHCM Credit Income Fund	$2,142,402	$2,305,183
JOHCM Emerging Markets Opportunities Fund	255,614,182	219,781,328
JOHCM Emerging Markets Small Mid Cap Equity Fund	47,715,269	46,286,741
JOHCM Global Equity Fund	171,892,213	182,056,688
JOHCM Global Income Builder Fund	45,156,454	47,035,586
JOHCM International Opportunities Fund	1,088,548	915,105
JOHCM International Select Fund	4,402,976,965	4,192,864,862
JOHCM International Small Cap Equity Fund	69,393,529	217,287,398

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

F.	Federal Income Tax

As of March 31, 2021, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JOHCM Credit Income Fund	$5,015,449	$33,771	$(36,892)	$(3,121)
JOHCM Emerging Markets Opportunities Fund	637,062,458	173,975,225	(15,493,519)	158,481,706
JOHCM Emerging Markets Small Mid Cap Equity Fund	45,744,771	9,410,146	(699,206)	8,710,940
JOHCM Global Equity Fund	370,684,604	186,104,080	(7,637,576)	178,466,504
JOHCM Global Income Builder Fund	75,561,830	12,031,787	(620,872)	11,410,915
JOHCM International Opportunities Fund	2,868,923	416,195	(42,112)	374,083
JOHCM International Select Fund	8,698,496,798	3,155,873,619	(199,499,574)	2,956,374,045
JOHCM International Small Cap Equity Fund	52,803,133	15,755,617	(1,964,074)	13,791,543

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2020 and September 30, 2019 were as follows:

	Distributions From
Fund	Ordinary Income* 2020	Long-Term Capital Gains 2020	Ordinary Income* 2019	Long-Term Capital Gains 2019
JOHCM Credit Income Fund	$15,908	$—	$—	$—
JOHCM Emerging Markets Opportunities Fund	23,243,067	—	7,125,670	13,290,197
JOHCM Emerging Markets Small Mid Cap Equity Fund	178,137	—	118,342	—
JOHCM Global Equity Fund	5,049,812	48,545,641	5,049,812	13,217,311
JOHCM Global Income Builder Fund	2,723,962	93,453	2,643,119	—
JOHCM International Opportunities Fund	49,029	4,424	37,334	3,220
JOHCM International Select Fund	83,007,334	—	108,828,545	—
JOHCM International Small Cap Equity Fund	2,585,125	4,989,132	5,877,361	7,561,228

*	Ordinary income includes short-term capital gains, if any.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

As of the latest tax year ended September 30, 2020, the components of accumulated earnings on a tax basis were as follows:

	JOHCM Credit Income Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund	JOHCM Global Equity Fund	JOHCM Global Income Builder Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund
Undistributed Ordinary Income	$2,923	$7,134,443	$116,500	$98,675	$434,428	$40,210	$38,033,297	$431,823
Undistributed Long-Term Capital Gains	777	—	—	22,299,190	—	23,850	181,708,320	—
Accumulated Capital and Other Losses	(2,054)	(53,312,266)	(1,104,666)	—	(1,362,727)	—	—	(19,844,261)
Unrealized Appreciation (Depreciation)	(27,318)	52,070,263	6,292,782	130,658,573	4,632,573	25,807	2,578,756,536	11,568,120

Total Accumulated Earnings (Deficit)	$(25,672)	$5,892,440	$5,304,616	$153,056,438	$3,704,274	$89,867	$2,798,498,153	$(7,844,318)

For the period subsequent to October 31, 2019, through the fiscal year ended September 30, 2020, the JOHCM Global Income Builder and JOHCM International Small Cap Equity Funds incurred net capital losses and/or late year ordinary loss deferral in the amount of $1,299,809 and $19,844,261, respectively, which the Funds intend to treat as having been incurred in the following fiscal year.

As of the tax year ended September 30, 2020, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
JOHCM Emerging Markets Opportunities Fund	$(35,661,586)	$(17,650,680)
JOHCM Emerging Markets Small Mid Cap Equity Fund	(1,104,666)	—

During the tax year ended September 30, 2020 the JOHCM Emerging Markets Small Mid Cap Equity, JOHCM Global Income Builder and JOHCM International Select Funds utilized $2,208,493, $40,693 and $117,957,311, respectively, in capital loss carry forwards.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

G.	Capital Share Transactions

Transactions in dollars for common stock for the six months ended March 31, 2021, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Credit Income Fund	Class I	$10,009	$30	$—	$10,039
JOHCM Credit Income Fund	Institutional	—	74,323	(10,000)	64,323
JOHCM Emerging Markets Opportunities Fund	Class I	5,989,256	583,877	(9,463,430)	(2,890,297)
JOHCM Emerging Markets Opportunities Fund	Class II	5,768,561	169,598	(3,419,158)	2,519,001
JOHCM Emerging Markets Opportunities Fund	Institutional	110,529,958	6,294,356	(84,231,904)	32,592,410
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1,461,189	48,955	(832,786)	677,358
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1,227,606	133,054	(156,344)	1,204,316
JOHCM Global Equity Fund	Class I	3,248,745	2,248,961	(3,604,309)	1,893,397
JOHCM Global Equity Fund	Institutional	21,108,262	21,990,488	(18,154,806)	24,943,944
JOHCM Global Income Builder Fund	Class I	20,995	113,388	(185,208)	(50,825)
JOHCM Global Income Builder Fund	Class II	27,157	1,467	(27,104)	1,520
JOHCM Global Income Builder Fund	Institutional	2,760,598	909,910	(5,125,817)	(1,455,309)
JOHCM International Opportunities Fund	Institutional	79,634	70,716	(11,597)	138,753
JOHCM International Select Fund	Class I	1,600,206,935	190,985,805	(1,174,718,527)	616,474,213
JOHCM International Select Fund	Class II	32,570,107	17,935,745	(47,519,229)	2,986,623
JOHCM International Small Cap Equity Fund	Class I	2,417,533	54,676	(2,028,846)	443,363
JOHCM International Small Cap Equity Fund	Class II	1,332,009	—	(1,458,386)	(126,377)
JOHCM International Small Cap Equity Fund	Institutional	3,939,348	344,215	(154,433,084)	(150,149,521)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Transactions in shares of common stock for the six months ended March 31, 2021, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Credit Income Fund	Class I	993	3	—	996
JOHCM Credit Income Fund	Institutional	—	7,369	(990)	6,379
JOHCM Emerging Markets Opportunities Fund	Class I	483,817	47,393	(793,324)	(262,114)
JOHCM Emerging Markets Opportunities Fund	Class II	460,404	13,766	(280,465)	193,705
JOHCM Emerging Markets Opportunities Fund	Institutional	8,612,098	509,664	(6,590,002)	2,531,760
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	95,509	3,233	(55,670)	43,072
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	77,118	8,782	(10,530)	75,370
JOHCM Global Equity Fund	Class I	169,834	121,829	(186,496)	105,167
JOHCM Global Equity Fund	Institutional	1,087,133	1,188,675	(966,904)	1,308,904
JOHCM Global Income Builder Fund	Class I	2,013	10,799	(18,096)	(5,284)
JOHCM Global Income Builder Fund	Class II	2,614	140	(2,611)	143
JOHCM Global Income Builder Fund	Institutional	262,863	86,697	(496,212)	(146,652)
JOHCM International Opportunities Fund	Institutional	6,907	6,060	(978)	11,989
JOHCM International Select Fund	Class I	53,624,493	6,496,116	(39,339,414)	20,781,195
JOHCM International Select Fund	Class II	1,090,176	609,023	(1,592,783)	106,416
JOHCM International Small Cap Equity Fund	Class I	191,360	4,346	(162,734)	32,972
JOHCM International Small Cap Equity Fund	Class II	100,558	—	(109,256)	(8,698)
JOHCM International Small Cap Equity Fund	Institutional	324,721	27,406	(11,782,014)	(11,429,887)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Transactions in dollars for common stock for the year ended September 30, 2020, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Credit Income Fund	Institutional	$5,000,000	$15,268	$—	$5,015,268
JOHCM Emerging Markets Opportunities Fund	Class I	42,325,858	2,251,441	(48,042,021)	(3,464,722)
JOHCM Emerging Markets Opportunities Fund	Class II	4,664,808	490,550	(4,194,806)	960,552
JOHCM Emerging Markets Opportunities Fund	Institutional	207,211,534	16,812,678	(173,636,628)	50,387,584
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	12,428,029	2,281	(1,563,067)	10,867,243
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1,440,265	149,464	(94,529)	1,495,200
JOHCM Global Equity Fund	Class I	3,519,510	21,656,693	(138,684,698)	(113,508,495)
JOHCM Global Equity Fund	Institutional	180,931,654	24,584,456	(46,868,419)	158,647,691
JOHCM Global Income Builder Fund	Class I	529,712	183,020	(222,494)	490,238
JOHCM Global Income Builder Fund	Class II	50,021	3,030	(40,681)	12,370
JOHCM Global Income Builder Fund	Institutional	41,158,360	1,535,764	(73,087,215)	(30,393,091)
JOHCM International Opportunities Fund	Institutional	644,500	46,098	—	690,598
JOHCM International Select Fund	Class I	2,271,244,666	44,215,407	(2,181,078,001)	134,382,072
JOHCM International Select Fund	Class II	30,925,107	4,417,494	(94,327,963)	(58,985,362)
JOHCM International Small Cap Equity Fund	Class I	14,734,283	1,221,856	(9,738,099)	6,218,040
JOHCM International Small Cap Equity Fund	Class II	1,218,535	47,818	(1,338,856)	(72,503)
JOHCM International Small Cap Equity Fund	Institutional	14,528,116	5,436,494	(46,653,574)	(26,688,964)

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Transactions in shares of common stock for the year ended September 30, 2020, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Credit Income Fund	Institutional	499,999	1,533	—	501,532
JOHCM Emerging Markets Opportunities Fund	Class I	4,379,135	204,863	(5,332,623)	(748,625)
JOHCM Emerging Markets Opportunities Fund	Class II	464,763	44,636	(431,403)	77,996
JOHCM Emerging Markets Opportunities Fund	Institutional	20,713,201	1,525,651	(17,205,000)	5,033,852
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1,160,131	184	(124,216)	1,036,099
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	126,808	12,015	(7,448)	131,375
JOHCM Global Equity Fund	Class I	238,693	1,454,445	(9,021,228)	(7,328,090)
JOHCM Global Equity Fund	Institutional	11,976,963	1,648,857	(2,953,515)	10,672,305
JOHCM Global Income Builder Fund	Class I	53,475	18,484	(22,580)	49,379
JOHCM Global Income Builder Fund	Class II	4,861	305	(4,609)	557
JOHCM Global Income Builder Fund	Institutional	4,191,551	154,829	(7,150,407)	(2,804,027)
JOHCM International Opportunities Fund	Institutional	59,897	4,192	—	64,089
JOHCM International Select Fund	Class I	96,311,415	1,850,017	(95,350,810)	2,810,622
JOHCM International Select Fund	Class II	1,294,591	184,524	(4,214,374)	(2,735,259)
JOHCM International Small Cap Equity Fund	Class I	1,350,188	104,881	(1,001,642)	453,427
JOHCM International Small Cap Equity Fund	Class II	117,970	4,080	(128,462)	(6,412)
JOHCM International Small Cap Equity Fund	Institutional	1,514,927	467,454	(4,855,798)	(2,873,417)

H.	Concentration of Ownership

A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.

In addition, as of March 31, 2021, the Adviser or Adviser affiliates held outstanding shares of the Funds as follows:

Fund	Class	% Ownership
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	60.9
JOHCM International Opportunities Fund	Institutional	77.0

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

A.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2020 and held for the entire period through March 31, 2021.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	*Expenses Paid 10/1/20-3/31/21
JOHCM Credit Income Fund	Class I**	0.69%	$1,000.00	$988.70	$1.89
JOHCM Credit Income Fund	Institutional	0.59%	1,000.00	1,025.40	2.97
JOHCM Emerging Markets Opportunities Fund	Class I	1.12%	1,000.00	1,244.30	6.29
JOHCM Emerging Markets Opportunities Fund	Class II	1.27%	1,000.00	1,244.00	7.13
JOHCM Emerging Markets Opportunities Fund	Institutional	1.02%	1,000.00	1,244.80	5.68
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1.64%	1,000.00	1,245.40	9.17
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1.54%	1,000.00	1,245.00	8.61
JOHCM Global Equity Fund	Class I	1.09%	1,000.00	1,226.00	6.05
JOHCM Global Equity Fund	Institutional	0.99%	1,000.00	1,226.70	5.50
JOHCM Global Income Builder Fund	Class I	0.83%	1,000.00	1,120.50	4.38
JOHCM Global Income Builder Fund	Class II	0.98%	1,000.00	1,119.70	5.17
JOHCM Global Income Builder Fund	Institutional	0.73%	1,000.00	1,121.00	3.85
JOHCM International Opportunities Fund	Institutional	0.89%	1,000.00	1,171.40	4.81
JOHCM International Select Fund	Class I	0.96%	1,000.00	1,134.70	5.11
JOHCM International Select Fund	Class II	1.21%	1,000.00	1,133.30	6.43
JOHCM International Small Cap Equity Fund	Class I	1.28%	1,000.00	1,217.60	7.09

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	*Expenses Paid 10/1/20-3/31/21
JOHCM International Small Cap Equity Fund	Class II	1.43%	$1,000.00	$1,215.50	$7.90
JOHCM International Small Cap Equity Fund	Institutional	1.17%	1,000.00	1,218.20	6.47

*

Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

**	JOHCM Credit Income Fund Class I launched on December 21, 2020, and expenses paid represent amounts for the actual number of days of operation.

Hypothetical Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	*Expenses Paid 10/1/20-3/31/21
JOHCM Credit Income Fund	Class I**	0.69%	$1,000.00	$1,021.48	$3.49
JOHCM Credit Income Fund	Institutional	0.59%	1,000.00	1,021.99	2.97
JOHCM Emerging Markets Opportunities Fund	Class I	1.12%	1,000.00	1,019.32	5.66
JOHCM Emerging Markets Opportunities Fund	Class II	1.27%	1,000.00	1,018.58	6.41
JOHCM Emerging Markets Opportunities Fund	Institutional	1.02%	1,000.00	1,019.87	5.11
JOHCM Emerging Markets Small Mid Cap Equity Fund	Class I	1.64%	1,000.00	1,016.76	8.24
JOHCM Emerging Markets Small Mid Cap Equity Fund	Institutional	1.54%	1,000.00	1,017.26	7.74
JOHCM Global Equity Fund	Class I	1.09%	1,000.00	1,019.50	5.49
JOHCM Global Equity Fund	Institutional	0.99%	1,000.00	1,019.99	4.99
JOHCM Global Income Builder Fund	Class I	0.83%	1,000.00	1,020.80	4.18
JOHCM Global Income Builder Fund	Class II	0.98%	1,000.00	1,020.05	4.93
JOHCM Global Income Builder Fund	Institutional	0.73%	1,000.00	1,021.30	3.67
JOHCM International Opportunities Fund	Institutional	0.89%	1,000.00	1,020.50	4.48
JOHCM International Select Fund	Class I	0.96%	1,000.00	1,020.15	4.83
JOHCM International Select Fund	Class II	1.21%	1,000.00	1,018.90	6.09
JOHCM International Small Cap Equity Fund	Class I	1.28%	1,000.00	1,018.54	6.45
JOHCM International Small Cap Equity Fund	Class II	1.43%	1,000.00	1,017.80	7.20
JOHCM International Small Cap Equity Fund	Institutional	1.17%	1,000.00	1,019.10	5.89

*

Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

**	JOHCM Credit Income Fund Class I launched on December 18, 2020.

ADVISERS INVESTMENT TRUST

JOHCM FUNDS

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

B.	Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires registered open-end management companies to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Trust’s Board approved the appointment of the Adviser’s 40 Act Liquidity Risk Management Committee as the administrator of the LRMP for the Funds on November 15, 2018. The Trust’s Board approved the Funds’ LRMP at its regular board meeting on March 6, 2019. At the Board’s regular meeting on March 11, 2021, the Trust’s Chief Compliance Officer and the Funds’ Adviser each provided a report to the Fund’s Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider which it uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information. For Funds utilizing a sub-adviser, the Adviser reconciles the information with the sub-adviser, and where appropriate takes sub-adviser input into account in determining final classifications.

The LRMP effectively managed the Funds’ liquidity risks for the twelve-month period ended March 31, 2021. During this period, each Fund held no less than 50% of its total net assets in highly liquid investments. Because every Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for any Fund, and all Funds were well under their illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

C.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 866-260-9549 (toll free) or 312-557-5913. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the U.S. Securities and Exchange Commission’s (The “SEC”) website at www.sec.gov.

Beginning with the quarter ended June 30, 2019 the Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov.

Previously, the Funds filed their complete scheduled of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov.

Investment Adviser

J O Hambro Capital Management Limited

Level 3

1 St James’s Market

London, SW1Y 4AH

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

RIVER CANYON TOTAL RETURN

BOND FUND

SEMI-ANNUAL REPORT

March 31, 2021

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

March 31, 2021 (Unaudited)

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SHAREHOLDER LETTER

March 31, 2021 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the March 31, 2021 Semi-Annual Report for the River Canyon Total Return Bond Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2021.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, River Canyon Fund Management LLC, and we look forward to continuing to serve your investing needs.

Sincerely,

Barbara J. Nelligan

President

Advisers Investment Trust

1

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	1.3%
AGNC Investment Corp.
		270,298	$4,530,194

TOTAL COMMON STOCKS (Cost $3,752,581)			4,530,194

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	77.8%
PRIVATE	51.1%
Home Equity	51.1%
American Airlines, Inc.(a) 5.75%, 04/20/29		$2,665,000	$2,840,357
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5
(Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor)(b) 0.80%, 01/25/36		3,550,000	3,626,568
Bella Vista Mortgage Trust Series 2004-1 (Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor, 11.25% Cap)(b) 0.81%, 11/20/34		241,750	241,760
Boeing (The) Co. 5.81%, 05/01/50		5,500,000	6,935,541
Boeing (The) Co. 5.93%, 05/01/60		1,475,000	1,886,847
Business Jet Securities LLC Series 2019-1(a) 4.21%, 07/15/34		1,708,911	1,739,779
Business Jet Securities LLC Series 2019-1(a) 5.19%, 07/15/34		773,268	775,616
Business Jet Securities LLC Series 2021-1A(a) 2.92%, 04/15/36		2,750,000	2,744,405
Business Jet Securities LLC Series 2021-1A(a) 5.07%, 04/15/36		2,000,000	2,001,456
Castlelake Aircraft Structured Trust Series 2021-1A(a) 6.66%, 01/15/46		2,707,244	2,784,757
Castlelake Aircraft Structured Trust Series 2021-1A(a) 7.00%, 01/15/46		5,347,193	5,412,676
Chase Funding Trust Series 2003-3 (Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor)(b) 0.65%, 04/25/33		280,355	273,463
Chase Funding Trust Series 2004-2 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(b) 0.61%, 02/26/35		1,531,944	1,488,681
CHL GMSR Issuer Trust Series 2018-GT1 (Floating, ICE LIBOR USD 1M + 2.75%)(a)(b) 2.86%, 05/25/23		1,975,000	1,965,444
Conn’s Receivables Funding LLC Series 2020-A(a) 4.20%, 06/16/25		4,000,000	4,015,349
Conseco Finance Corp. Series 1998-8(c)(d) 6.98%, 09/01/30		3,249,773	3,052,216

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Countrywide Asset-Backed Certificates Series 2006-S3 (Step to 6.60% on 06/25/21)(e) 6.44%, 06/25/21		$867	$418,652
CSMC Note Series 2020-522F 5.63%, 09/22/22		11,839,639	11,839,639
CSMC Series 2020-522F (Floating, ICE LIBOR USD 1M + 3.74%, 4.14% Floor)(a)(b) 4.14%, 09/16/25		20,000,000	20,249,972
CSMC Series 2020-TMIC (Floating, ICE LIBOR USD 1M + 3.00%, 3.25% Floor)(a)(b) 3.25%, 12/15/35		7,670,000	7,746,102
CSMC Series 2020-TMIC (Floating, ICE LIBOR USD 1M + 5.00%, 5.25% Floor)(a)(b) 5.25%, 12/15/35		2,560,000	2,585,076
CSMC Trust Series 2020-LOTS (Floating, ICE LIBOR USD 1M + 3.97%, 4.73% Floor)(a)(b) 4.72%, 07/15/22		4,722,900	4,724,539
CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 07/25/27		272,073	163,244
CWHEQ Home Equity Loan Trust Series 2006-S5 5.75%, 06/25/35		2,864	1,250,167
GE-WMC Asset-Backed Pass Through Certificates Series 2005-1 (Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor)(b) 0.80%, 10/25/35		315,888	295,717
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ3(a)(c)(d)(f) 0.03%, 03/25/50		107,232,744	185,191
Hertz Vehicle Financing II LP Series 2015-3A(a) 2.67%, 09/25/21		286,956	287,789
Hertz Vehicle Financing II LP Series 2015-3A(a) 3.71%, 09/25/21		3,000,000	2,998,162
Hertz Vehicle Financing II LP Series 2016-2A(a) 3.94%, 03/25/22		3,000,000	2,995,146
Hertz Vehicle Financing II LP Series 2016-4A(a) 3.29%, 07/25/22		4,360,000	4,372,540
Hertz Vehicle Financing II LP Series 2017-1A(a) 2.96%, 10/25/21		197,079	197,929
Hertz Vehicle Financing II LP Series 2017-1A(a) 3.56%, 10/25/21		6,900,000	6,886,640
Hertz Vehicle Financing II LP Series 2017-2A(a) 4.20%, 10/25/23		891,000	888,888
Hertz Vehicle Financing II LP Series 2018-1A(a) 4.39%, 02/25/24		5,000,000	4,970,686
Hertz Vehicle Financing II LP Series 2019-3A(a) 3.03%, 12/26/25		2,849,000	2,849,253
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A (Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor)(b) 0.56%, 04/25/37		10,000,000	4,673,062
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		3,493,251	3,534,484

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.44% Floor)(b) 0.55%, 12/25/38		$1,259,431	$849,722
Jamestown CLO XI Ltd. Series 2018-11A (Floating, ICE LIBOR USD 3M + 1.70%)(a)(b) 1.93%, 07/14/31		3,000,000	2,995,176
JP Morgan Resecuritization Trust Series 2009-7(a)(c)(d) 7.00%, 09/27/37		9,693,051	5,983,746
Labrador Aviation Finance Ltd. Series 2016-1A(a) 4.30%, 01/15/42		1,736,528	1,700,492
LCM XXIII Ltd. Series 23A (Floating, ICE LIBOR USD 3M + 3.30%, 3.30% Floor)(a)(b) 3.52%, 10/20/29		1,110,000	1,077,570
Lehman Mortgage Trust Series 2008-4 (Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(b) 0.49%, 01/25/37		6,427,420	1,344,236
Midocean Credit CLO IX Series 2018-9A (Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor)(a)(b) 1.97%, 07/20/31		2,500,000	2,505,331
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3 (Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor)(b) 1.19%, 03/25/33		49,094	48,769
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE9 (Floating, ICE LIBOR USD 1M + 0.89%, 0.89% Floor)(b) 0.99%, 11/25/34		1,952,999	1,908,440
Nationstar HECM Loan Trust Series 2020-1A(a)(c)(d) 2.82%, 09/25/30		1,000,000	1,002,310
New Residential Investment Corp.(a) 6.25%, 10/15/25		7,000,000	7,026,250
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 (Step to 4.70% on 05/25/21)(e) 5.82%, 03/25/47		785,506	805,009
NP SPE II LLC Series 2019-2A(a) 6.44%, 11/19/49		2,428,571	2,415,046
NRZ FHT Excess LLC Series 2020-FHT1(a) 4.21%, 11/25/25		4,522,502	4,561,761
Oasis Securitization Funding LLC Series 2021-1A(a) 2.58%, 02/15/33		1,200,000	1,199,780
Progress Residential Trust Series 2017-SFR1(a) 5.35%, 08/17/34		3,800,000	3,846,606
Progress Residential Trust Series 2018-SFR3(a) 5.37%, 10/17/35		5,000,000	5,054,666
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap)(b)(f) 5.79%, 07/25/36		11,847,769	2,123,561
Start Ltd. Series 2018-1(a) 4.09%, 05/15/43		2,096,036	2,073,812
TBW Mortgage-Backed Trust Series 2006-5 6.70%, 11/25/36		9,215,000	2,149,008

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Venture 32 CLO Ltd. Series 2018-32A (Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor)(a)(b) 1.32%, 07/18/31		$2,000,000	$1,997,770
Vibrant CLO VI Ltd. Series 2017-6A (Floating, ICE LIBOR USD 3M + 1.24%)(a)(b) 1.43%, 06/20/29		3,000,000	2,994,001
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2 (Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor, 10.50% Cap)(b) 0.81%, 01/25/45		132,311	131,717
Wellfleet CLO Ltd. Series 2018-2 (Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor)(a)(b) 1.42%, 10/20/31		1,000,000	1,000,483

			182,693,055

U.S. GOVERNMENT AGENCIES	26.7%
Fannie Mae REMICS Series 2017-4(f) 3.50%, 05/25/41		1,391,126	27,354
Freddie Mac REMICS(f) 3.50%, 05/15/40		1,940,185	44,433
FREMF Mortgage Trust Series 2019-KF59 (Floating, ICE LIBOR USD 1M + 6.00%, 6.00% Floor)(a)(b) 6.12%, 02/25/29		19,916,202	20,100,735
Government National Mortgage Association Series 2016-116(f) 3.50%, 11/20/44		13,600,284	1,656,762
Government National Mortgage Association Series 2016-60(f) 3.50%, 05/20/46		6,193,826	1,067,118
Government National Mortgage Association Series 2017-117 (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap)(b)(f) 6.09%, 08/20/47		3,736,146	779,108
Government National Mortgage Association Series 2017-68 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(f) 6.04%, 05/20/47		12,073,624	2,415,060
Government National Mortgage Association Series 2019-112(f) 3.50%, 04/20/49		432,847	19,036
Government National Mortgage Association Series 2019-112(f) 3.50%, 09/20/49		1,400,472	99,750
Government National Mortgage Association Series 2019-121 (Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap)(b)(f) 5.94%, 10/20/49		10,485,074	1,586,156
Government National Mortgage Association Series 2019-128(f) 4.00%, 10/20/49		20,002,290	2,696,703
Government National Mortgage Association Series 2019-145(f) 3.50%, 08/20/49		10,391,746	557,900
Government National Mortgage Association Series 2019-151(f) 3.00%, 12/20/49		18,323,494	2,377,334
Government National Mortgage Association Series 2019-156(c)(d)(f) 0.72%, 11/16/61		12,527,905	849,720
Government National Mortgage Association Series 2019-81(c)(d)(f) 0.92%, 02/16/61		17,341,724	1,334,808
Government National Mortgage Association Series 2020-104(f) 3.00%, 07/20/50		10,683,903	1,432,399

See Notes to Financial Statements.

5

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2020-105(c)(d)(f) 0.95%, 03/16/62		$40,029,865	$3,321,974
Government National Mortgage Association Series 2020-107(f) 3.00%, 07/20/50		3,370,771	488,955
Government National Mortgage Association Series 2020-118(c)(d)(f) 1.05%, 06/16/62		102,070,113	8,874,210
Government National Mortgage Association Series 2020-123(f) 2.50%, 08/20/50		27,888,615	3,658,861
Government National Mortgage Association Series 2020-133(f) 2.50%, 09/20/50		11,096,810	1,320,376
Government National Mortgage Association Series 2020-144(f) 2.50%, 09/20/50		28,913,842	3,275,655
Government National Mortgage Association Series 2020-146(f) 2.50%, 10/20/50		51,248,144	6,753,040
Government National Mortgage Association Series 2020-160(f) 2.50%, 10/20/50		25,524,188	3,384,278
Government National Mortgage Association Series 2020-167(f) 2.50%, 11/20/50		79,178,470	10,333,350
Government National Mortgage Association Series 2020-176(f) 2.00%, 11/20/50		25,681,515	2,790,525
Government National Mortgage Association Series 2020-176(f) 2.50%, 11/20/50		11,159,513	1,348,022
Government National Mortgage Association Series 2020-188(f) 2.50%, 12/20/50		26,649,083	3,535,416
Government National Mortgage Association Series 2020-47(f) 3.50%, 04/20/50		5,609,278	225,973
Government National Mortgage Association Series 2020-62 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(f) 6.04%, 05/20/50		4,634,467	914,535
Government National Mortgage Association Series 2020-93(f) 3.00%, 04/20/50		2,081,057	153,231
Government National Mortgage Association Series 2021-1(f) 2.50%, 01/20/51		24,655,418	3,368,926
Government National Mortgage Association Series 2021-45(c)(d)(f) 0.84%, 04/16/63		37,750,000	3,117,267
Government National Mortgage Association Series 2021-9(f) 2.50%, 01/20/51		12,035,890	1,601,988

			95,510,958

TOTAL MORTGAGE-BACKED SECURITIES (Cost $269,853,687)			278,204,013

U.S. TREASURY OBLIGATIONS	12.9%
U.S. Treasury Note 0.50%, 02/28/26		46,880,000	45,938,738

TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,275,388)			45,938,738

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MUNICIPAL BONDS	4.0%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond(g) 7.50%, 08/20/40		$10,028,694	$8,424,103

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Capital Appreciation Restructured Series 0.00%, 07/01/51		27,409,000	6,032,767

TOTAL MUNICIPAL BONDS (Cost $12,646,169)			14,456,870

SHORT-TERM INVESTMENTS	3.8%
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(h)		13,679,174	13,679,174

TOTAL SHORT-TERM INVESTMENTS (Cost $13,679,174)			13,679,174

TOTAL INVESTMENTS (Cost $346,206,999)	99.8%		356,808,989

NET OTHER ASSETS (LIABILITIES)	0.2%		678,525

NET ASSETS	100.0%		$357,487,514

(a)

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Floating rate security. The rate presented is the rate in effect at March 31, 2021, and the related index and spread are shown parenthetically for each security.
(c)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Step coupon bond. Rate as of March 31, 2021 is disclosed.
(f)	Interest only security
(g)	Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(h)	7-day current yield as of March 31, 2021 is disclosed.

Abbreviations:

CLO – Collateralized Loan Obligation

See Notes to Financial Statements.

7

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2021 (Unaudited)

River Canyon Total Return Bond Fund
Assets:
Investments, at value (Cost: $346,206,999)	$356,808,989
Receivable for interest	2,173,378
Receivable for dividends	32,595
Receivable for investments sold	869,946
Receivable for capital shares sold	2,353,857
Receivable from Investment Adviser	71,278
Prepaid expenses	35,801

Total Assets	362,345,844
Liabilities:
Securities purchased payable	3,170,408
Capital shares redeemed payable	1,242,387
Investment advisory fees payable	191,016
Accounting and Administration fees payable	167,152
Regulatory and Compliance fees payable	6,740
Trustee fees payable	163
Accrued expenses and other payables	80,464

Total Liabilities	4,858,330

Net Assets	$357,487,514

Institutional Shares:
Net assets	$357,487,514
Shares of common stock outstanding	32,089,742

Net asset value per share	$11.14

Net Assets:
Paid in capital	$349,995,249
Distributable earnings (loss)	7,492,265

Net Assets	$357,487,514

See Notes to Financial Statements.

8

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2021 (Unaudited)

River Canyon Total Return Bond Fund
Investment Income:
Dividend income	$208,374
Interest income	6,131,042

Total investment income	6,339,416

Operating expenses:
Investment advisory	797,689
Accounting and Administration	106,543
Regulatory and Compliance	99,389
Trustees	26,725
Interest expense on short positions	9,007
Other	98,828

Total expenses before reductions	1,138,181

Expenses reduced by Adviser	(331,600)

Net expenses	806,581

Net investment income	5,532,835

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized losses from investment transactions	(4,409,235)
Net realized gains on investments sold short	367,920
Change in unrealized appreciation (depreciation) on investments	12,923,685
Change in unrealized appreciation (depreciation) on investments sold short	(69,246)

Net realized and unrealized gains from investment activities	8,813,124

Change in Net Assets Resulting from Operations	$14,345,959

See Notes to Financial Statements.

9

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2021 (Unaudited) and the year ended September 30, 2020

	River Canyon
	Total Return Bond Fund
	2021	2020
Increase (decrease) in net assets:
Operations:
Net investment income	$5,532,835	$4,163,155
Net realized gains (losses) from investment transactions	(4,041,315)	4,792,519
Change in unrealized appreciation (depreciation) on investments	12,854,439	(5,497,421)

Change in net assets resulting from operations	14,345,959	3,458,253

Dividends paid to shareholders:
From distributable earnings	(7,883,613)	(7,517,436)

Total dividends paid to shareholders	(7,883,613)	(7,517,436)

Capital Transactions:
Proceeds from sale of shares	204,964,947	144,873,311
Value of shares issued to shareholders in reinvestment of dividends	6,211,068	5,734,465
Value of shares redeemed	(26,453,090)	(95,432,695)

Change in net assets from capital transactions	184,722,925	55,175,081

Change in net assets	191,185,271	51,115,898
Net assets:
Beginning of year	166,302,243	115,186,345

End of year	$357,487,514	$166,302,243

Share Transactions:
Sold	18,697,512	13,412,142
Reinvested	569,359	529,424
Redeemed	(2,405,019)	(9,021,402)

Change	16,861,852	4,920,164

See Notes to Financial Statements.

10

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	River Canyon
	Total Return Bond Fund
	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
	2021	2020	2019	2018	2017	2016
	(Unaudited)
Net asset value, beginning of period	$10.92	$11.17	$10.41	$10.35	$10.23	$10.04

Income (loss) from operations:
Net investment income	0.14	0.33	0.24	0.46	0.38	0.29
Net realized and unrealized gains from investments	0.52	0.02	0.79	0.05	0.25	0.16

Total from investment operations	0.66	0.35	1.03	0.51	0.63	0.45

Less distributions paid:
From net investment income	(0.20)	(0.35)	(0.27)	(0.45)	(0.39)	(0.26)
From net realized gains on investments	(0.24)	(0.25)	—	—	(0.12)	—

Total distributions paid	(0.44)	(0.60)	(0.27)	(0.45)	(0.51)	(0.26)

Change in net asset value	0.22	(0.25)	0.76	0.06	0.12	0.19

Net asset value, end of period	$11.14	$10.92	$11.17	$10.41	$10.35	$10.23

Total return(a)	6.16%	3.20%	10.16%	5.00%	6.41%	4.55%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$357,488	$166,302	$115,186	$26,278	$28,635	$26,898
Ratio of net expenses to average net assets(b), (c)	0.66%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(b)	4.50%	3.02%	2.60%	4.39%	3.81%	2.90%
Ratio of gross expenses to average net assets(b), (c), (d)	0.93%	1.06%	1.48%	2.43%	1.98%	1.81%
Portfolio turnover rate(a)	78.13%	44.82%	30.46%	46.78%	47.85%	18.57%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Expenses include interest expense on short positions of 0.01%
(d)	During the years shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.

11

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.

The investment objective of the Fund is to seek to maximize total return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•	Level 1 —quoted prices in active markets for identical assets

•	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

12

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2021 in valuing the Fund’s investments based upon the three fair value levels defined above:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Investments in Securities:
Common Stocks	$4,530,194	$—	$—	$4,530,194
Mortgage-Backed Securities*	—	324,142,751	—	324,142,751
Municipal Bonds	—	14,456,870	—	14,456,870
Short-Term Investments	13,679,174	—	—	13,679,174

Total Assets - Investment in Securities	$18,209,368	$338,599,621	$—	$356,808,989

Total Investments	$18,209,368	$338,599,621	$—	$356,808,989

*	See additional categories in the Schedule of Investments.

As of March 31, 2021, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended March 31, 2021.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

13

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2021, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2017, 2018, 2019 and 2020 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

14

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

B. Fees and Transactions with Affiliates and Other Parties

River Canyon Fund Management LLC (the “Adviser” or “River Canyon”) serves as the investment adviser to the Fund. Under the terms of the Trust’s Investment Advisory Agreement (the “Agreement”) with the Adviser, the Fund paid the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 0.65% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual asset-based fee, a basis-point fee based on the Fund’s daily net assets, subject to an overall annual minimum fee of $125,000 for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2021, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2021, the aggregate Trustee compensation paid by the Trust was $187,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, expenses on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2022. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage costs, interest, taxes, dividends, expenses on short positions, litigation and indemnification expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

For the six months ended March 31, 2021, the Fund incurred advisory fees payable to River Canyon, expense waivers/reimbursements from River Canyon, and paid expense recoupments to River Canyon as follows:

	Advisory	Expenses	Advisory Fees
	Fee to	Reduced	Recouped
Fund	River Canyon	by River Canyon	by River Canyon
River Canyon Total Return Bond Fund	$797,689	$331,600	$—

15

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

The balances of recoverable expenses to River Canyon by the Fund at March 31, 2021 were as follows:

For the:	Expiring	River Canyon
Year Ended September 30, 2018	September 30, 2021	$472,932
Year Ended September 30 , 2019	September 30, 2022	451,131
Year Ended September 30, 2020	September 30, 2023	569,246
Six months ended March 31, 2021	September 30, 2024	331,600

Balances of Recoverable Expenses to the Adviser		$1,824,909

C. Investment Transactions

For the six months ended March 31, 2021, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from sales
River Canyon Total Return Bond Fund	$369,047,346	$190,418,232

D. Federal Income Tax

As of March 31, 2021, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
River Canyon Total Return Bond Fund	$346,678,381	$19,063,988	$(8,933,380)	$10,130,608

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2020 and September 30, 2019 for the Fund was as follows:

		Net Long	Total Taxable	Tax Return	Total Distributions
River Canyon Total Return Bond Fund	Ordinary Income	Term Gains	Distributions	of Capital	Paid
2020	$4,996,188	$2,521,248	$7,517,436	$—	$7,517,436
2019	1,539,441	—	1,539,441	—	1,539,441

As of the tax year ended September 30, 2020, the components of accumulated earnings on a tax basis were as follows:

		Undistributed Long			Accumulated		Total
	Undistributed	Term Capital	Accumulated	Distributions	Capital and	Unrealized	Accumulated
Fund	Ordinary Income	Gains	Earnings	Payable	Other Losses	(Depreciation)	Earnings
River Canyon Total Return Bond Fund	$1,781,914	$1,971,837	$3,753,751	$—	$—	$(2,723,832)	$1,029,919

E. Concentration of Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

16

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

F. Other Risks

The global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact on the Fund’s operations and performance.

The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, or investment value. The Fund’s investments may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund may also obtain financing at floating rates based on LIBOR. In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid-2023, with the remainder of the LIBOR publications to end at the end of 2021. The Fund may have investments linked to other interbank offered rates, such as the Euro Overnight IndexAverage (“EONIA”), which may also cease to be published. Various financial industry groups have begun planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR). Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increase volatility and illiquidity in markets for instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectivenss of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

G. Subsequent Events

The Fund has been managed as a diversified fund pursuant to Section 5(b) of the Investment Company Act of 1940, as amended, since July 2018. Effective April 26, 2021 the Fund has determined to continue to be managed as a diversified fund.

17

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

A. Security Allocation as of March 31, 2021

Market Exposure
Securities	% of Net Assets
Home Equity	51.1%
U.S. Government Agencies	26.7
U.S. Treasury Notes	12.9
Municipal Bonds	4.0
Real Estate Investment Trust	1.3

Total	96.0%

5 Largest Security Positions
Issuer	% of Net Assets
U.S. Treasury Note 0.50%, 2/28/26	12.8%
CSMC Series 2020-522F 4.14%, 9/16/25	5.7
FREMF Mortgage Trust Series 2019-KF59 6.12%, 2/25/29	5.6
CSMC Note Series 2020-522F 5.63%, 9/22/22	3.3
Government National Mortgage Association Series 2020-167 2.50%, 11/20/50	2.9

Total	30.3%

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2020 and held for the entire period through March 31, 2021.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account	Ending Account
	Expense	Value	Value	*Expenses Paid
	Ratio	10/1/2020	3/31/2021	10/1/20-3/31/21
Actual	0.66%	$1,000.00	$1,061.60	$3.39
Hypothetical	0.66%	$1,000.00	$1,021.64	$3.33

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

18

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

C. Board Approval of Investment Advisory Agreement

Section 15 of the Investment CompanyAct of 1940 (the “1940Act”) requires that the Second Amended and Restated Investment Advisory Agreement (the “Agreement”) between Advisers Investment Trust (the “Trust”) and River Canyon Fund Management LLC (the “Adviser”) with respect to the River Canyon Total Return Bond Fund (the “Fund”) be approved by a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on December 10, 2020.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement and that there had been no material compliance issues in the past 36 months with respect to the Fund or any other fund managed by the Adviser. The Board then considered key risks associated with the Fund and ways in which those risks were mitigated. Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance for the Fund and examined the selected peer group and benchmark for the Fund. The Board reviewed the Fund’s performance compared to its peer group for one-year, three-year, and since-inception periods through September 30, 2020. The Board also reviewed the performance of other funds and accounts advised or sub-advised by the Adviser with similar investment mandates for one-year, three-year, and since inception periods through September 30, 2020. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.65% of average daily net assets of the Fund. The Board reviewed the investment advisory fees paid by the Fund in comparison to the investment advisory fees paid by the funds within the appropriate peer group, noting that the fees paid by the Fund were competitive with the fees paid by its peers. The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets.After considering the comparative data provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.

The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and to overall importance of the Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the profit margin was reasonable given the Fund’s limited history of operations and asset size.

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point. The Board noted than other than the investment advisory fee, the Adviser a derived no other fees or monetary benefits from the Fund.

19

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

D. Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires registered open-end management companies to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Trust’s Board of Trustees approved the appointment of the Adviser’s Committee as the administrator of the LRMP for the Fund on March 6, 2019. The Trust’s Board approved the Fund’s LRMP at its regular board meeting on September 11, 2019. At the Board’s regular meeting on March 11, 2021, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider which it uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Fund’s liquidity risks for the period ended March 31, 2021. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

E. Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 800-245-0371 (toll free) or 312-557-0164. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 800-245-0371 (toll free) or 312-557-0164 and on the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 800-245-0371 (toll free).

20

Investment Adviser

River Canyon Fund Management LLC

2000 Avenue of the Stars, 11th Floor

Los Angeles, California, 90067

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

800-245-0371 (toll free) or 312-557-0164

NTAM TREASURY ASSETS FUND

SEMI-ANNUAL REPORT

MARCH 31, 2021

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

March 31, 2021 (Unaudited)

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage	Principal
	of Net	Amount	Value
	Assets	(000s)	(000s)
U.S. TREASURY OBLIGATIONS	79.1%
U.S. Treasury Bills	60.9%
0.09%, 4/8/21(a)		$289,000	$288,995
0.12%, 4/15/21(a)		309,000	308,986
0.08%, 4/22/21(a)		324,363	324,346
0.12%, 4/22/21(a)		69,000	68,995
0.09%, 4/27/21(a)		21,000	20,999
0.03%, 4/29/21(a)		97,000	96,998
0.11%, 5/6/21(a)		16,000	15,998
0.11%, 5/13/21(a)		250,000	249,968
0.01%, 5/18/21(a)		31,500	31,498
0.07%, 5/18/21(a)		95,000	94,993
0.04%, 5/20/21(a)		303,000	302,982
0.08%, 5/20/21(a)		211,000	210,976
0.09%, 5/20/21(a)		28,725	28,721
0.09%, 5/25/21(a)		350,000	349,953
0.04%, 6/1/21(a)		175,000	174,987
0.04%, 6/3/21(a)		115,000	114,991
0.10%, 6/8/21(a)		20,000	19,996
0.04%, 6/15/21(a)		128,000	127,989
0.09%, 6/15/21(a)		70,000	69,987
0.04%, 6/17/21(a)		500,000	499,960
0.09%, 6/24/21(a)		34,000	33,993
0.04%, 6/29/21(a)		55,650	55,644
0.09%, 6/29/21(a)		166,000	165,962
0.08%, 7/6/21(a)		80,000	79,983
0.04%, 7/13/21(a)		375,000	374,960
0.14%, 7/15/21(a)		25,000	24,990
0.05%, 7/20/21(a)		250,000	249,962
0.09%, 7/29/21(a)		175,000	174,951
0.14%, 8/12/21(a)		35,000	34,982
0.06%, 9/9/21(a)		45,000	44,988
0.15%, 9/9/21(a)		15,000	14,990

			4,657,723

U.S. Treasury Floating Rate Notes	15.5%
(Floating, U.S. Treasury 3M Bill MMY + 0.06%) 0.08%, 4/1/21(b)		395,000	395,053
(Floating, U.S. Treasury 3M Bill MMY + 0.06%) 0.08%, 4/1/21(b)		135,000	134,988
(Floating, U.S. Treasury 3M Bill MMY + 0.11%) 0.13%, 4/1/21(b)		243,000	243,067
(Floating, U.S. Treasury 3M Bill MMY + 0.14%) 0.16%, 4/1/21(b)		92,000	91,994
(Floating, U.S. Treasury 3M Bill MMY + 0.15%) 0.17%, 4/1/21(b)		25,000	24,998
(Floating, U.S. Treasury 3M Bill MMY + 0.30%) 0.32%, 4/1/21(b)		300,000	300,372

			1,190,472

U.S. Treasury Notes	2.7%
1.63%, 6/30/21		54,500	54,701
1.75%, 7/31/21		128,000	128,723

See Notes to Financial Statements.

1

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

	Percentage	Principal
	of Net	Amount	Value
	Assets	(000s)	(000s)
1.13%, 8/31/21		$11,000	$11,045
2.00%, 10/31/21		1,000	1,011
1.88%, 3/31/22		10,000	10,177

			205,657

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,053,852)			6,053,852

REPURCHASE AGREEMENTS	20.6%
Repurchase Agreements	20.6%
BNP Paribas S.A., dated 3/31/21, repurchase price $300,000, 0.01%, 4/1/21(c)		300,000	300,000
Citigroup Global Markets, Inc., dated 3/31/21, repurchase price $300,621, 0.01%, 4/1/21(d)		300,621	300,621
Fixed Income Clearing Corp., dated 3/31/21, repurchase price $675,000, 0.01%, 4/1/21(e)		675,000	675,000
JPMorgan Securities LLC, dated 3/31/21, repurchase price $300,000, 0.01%, 4/1/21(f)		300,000	300,000

			1,575,621

TOTAL REPURCHASE AGREEMENTS (Cost $1,575,621)			1,575,621

TOTAL INVESTMENTS (Cost $7,629,473)	99.7%		7,629,473
NET OTHER ASSETS (LIABILITIES)	0.3%		23,149

NET ASSETS	100.0%		$7,652,622

(a)	Discount rate at the time of purchase.
(b)

Variable rate security. Rate as of March 31, 2021 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(c)	The nature and terms of the collateral received for the repurchase agreements are as follows:

	Value		Coupon	Maturity
BNP Paribas S.A.	(000s)		Rates	Dates
U.S. Treasury Bills	$492		0.00%	4/22/21 —9/23/21
U.S. Treasury Bonds	$—	*	2.75% — 3.00%	11/15/42 — 2/15/48
U.S. Treasury Notes	$305,508		0.13% — 2.75%	2/28/22 — 11/30/24

Total	$306,000

* Amount rounds to less than one thousand. (d) The nature and terms of the collateral received for the repurchase agreements are as follows:

	Value		Coupon	Maturity
Citigroup Global Markets, Inc.	(000s)		Rates	Dates
U.S. Treasury Bonds	$—	*	2.13%	2/15/2041
U.S. Treasury Notes	$306,633		0.13% — 3.13%	5/31/23 — 11/15/28

Total	$306,633

* Amount rounds to less than one thousand. (e) The nature and terms of the collateral received for the repurchase agreements are as follows:

	Value	Coupon	Maturity
Fixed Income Clearing Corp.	(000s)	Rates	Dates
U.S. Treasury Notes	$688,500	1.5% — 2.25%	2/29/24 — 11/15/24

(f) The nature and terms of the collateral received for the repurchase agreements are as follows:

	Value	Coupon	Maturity
JPMorgan Securities LLC	(000s)	Rates	Dates
U.S. Treasury Bonds	$306,000	3.38%	11/15/2048

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

At March 31, 2021 the asset allocations for the NTAM Treasury Assets Fund were:

Asset Allocation (Unaudited)	% of Net Assets
U.S. Treasury Bills	60.9%
U.S. Treasury Floating Rate Notes	15.5
U.S. Treasury Notes	2.7
Repurchase Agreements	20.6

Total	99.7%

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2021 (Unaudited)

NTAM
Treasury
Amounts in thousands	Assets Fund
Assets:
Investments, at value (Cost: $6,053,852)	$6,053,852
Repurchase agreements, cost equals fair value	1,575,621
Cash	1
Receivable for interest	962
Receivable for investments sold	23,000
Receivable from investment adviser	277
Prepaid expenses	65

Total Assets	7,653,778
Liabilities:
Distributions payable to shareholders	66
Investment advisory fees payable	546
Accounting and Administration fees payable	481
Regulatory and Compliance fees payable	21
Trustee fees payable	1
Accrued expenses and other payable	41

Total Liabilities	1,156

Net Assets	$7,652,622

Net assets	$7,652,622
Shares of common stock outstanding	7,652,745

Net asset value per share	$1.00

Net Assets:
Paid in capital	$7,652,691
Distributable earnings	(69)

Net Assets	$7,652,622

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2021 (Unaudited)

NTAM
Treasury
Amounts in thousands	Assets Fund
Investment Income:
Interest income	$4,524
Operating expenses:
Investment advisory	3,994
Accounting and Administration	476
Regulatory and Compliance	178
Trustees	27
Other	81

Total expenses	4,756
Expenses reduced by Adviser	(1,463)

Net expenses	3,293

Net investment income	1,231

Realized Gains from Investment Activities:
Net realized gains from investment transactions	31

Net realized gains from investment activities	31

Change in Net Assets Resulting from Operations	$1,262

See Notes to Financial Statements.

5

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2021 (Unaudited) and the year ended September 30, 2020

	NTAM Treasury Assets Fund
	March 31,	September 30,
Amounts in thousands	2021	2020
Increase (decrease) in net assets:
Operations:
Net investment income	$1,231	$65,843
Net realized gains from investment transactions	31	8,486

Change in net assets resulting from operations	1,262	74,329

Dividends paid to shareholders:
From distributable earnings	(1,966)	(73,936)

Total dividends paid to shareholders	(1,966)	(73,936)

Capital Transactions:
Proceeds from sale of shares	1,926,500	6,703,717
Value of shares issued to shareholders in reinvestment of dividends	2,462	87,022
Value of shares redeemed	(1,288,476)	(7,815,887)

Change in net assets from capital transactions	640,486	(1,025,148)

Change in net assets	639,782	(1,024,755)
Net assets:
Beginning of period	7,012,840	8,037,595

End of period	$7,652,622	$7,012,840

Share Transactions
Sold	1,926,500	6,703,717
Reinvested	2,462	87,022
Redeemed	(1,288,476)	(7,815,887)

Change	640,486	(1,025,148)

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	NTAM Treasury Assets Fund
	Six Months Ended		Year Ended		Year Ended		Period Ended
	March 31, 2021,		September 30,		September 30,		September 30,
	(Unaudited)		2020		2019		2018(a)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Income (loss) from operations:
Net investment income	—	(b)	0.01		0.02		0.01
Net realized gains from investments(b)	—		—		—		—

Total from investment operations	—		0.01		0.02		0.01

Less distributions paid:
From net investment income	(—	)(b)	(0.01)		(0.02)		(0.01)
From net realized gains on investments	—	(b)	(—	)(b)	(—	)(b)	—

Total distributions paid	—		(0.01)		(0.02)		(0.01)

Change in net asset value	—		—		—		—

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total return(c)	0.03%		1.06%		2.28%		0.88%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$7,652,622		$7,012,840		$8,037,595		$7,929,722
Ratio of net expenses to average net assets(d)	0.09%		0.10%		0.10%		0.10%
Ratio of net investment income to average net assets(d)	0.03%		0.93%		2.25%		1.81%
Ratio of gross expenses to average net assets(d), (e)	0.13%		0.13%		0.13%		0.13%

(a)	For the period from April 4, 2018, commencement of operations, to September 30, 2018.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.

7

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated June 21, 2018. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, The Trust was converted to a Delaware Statutory Trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The NTAM Treasury Assets Fund (the “Fund”) is a series of the Trust, and commenced operations on April 4, 2018. Shares of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund may be made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Fund is a diversified fund. The investment objective of the Fund is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in United States (“U.S.”) Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.

The Fund operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accruing or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If amortized cost does not approximate fair value, such securities will be fair valued in good faith by the Fund’s Fair Value Committee in accordance with procedures established by and under the general supervision of the Trustees.

The following is a summary of the valuation inputs used as of March 31, 2021 in valuing the Fund’s investments based upon the three fair value levels as follows:

•	Level 1 —quoted prices in active markets for identical assets

•	Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Amounts in thousands	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments held by the NTAM Treasury Assets Fund*	$—	$7,629,473	$—	$7,629,473

*	See additional categories in the Schedule of Investments.

8

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

As of March 31, 2021, there were no Level 1 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended March 31, 2021.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which they purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Fund to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited. The Fund has entered into such repurchase agreements at March 31, 2021, as reflected in the accompanying Schedule of Investments.

Amounts in thousands	Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in Statements of Assets and Liablities	Financial Instruments*	Net Amount
BNP Paribas S.A	$300,000	$(300,000)	$—
Citigroup Global Markets, Inc	300,621	(300,621)	—
Fixed Income Clearing Corp	675,000	(675,000)	—
JPMorgan Securities LLC	300,000	(300,000)	—

	$1,575,621	$(1,575,621)	$—

*	Collateral received is reflected up to the fair market value of the repurchase agreement.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net income are declared daily and paid monthly by the Fund to its shareholders. Net income includes the interest accrued on the Fund’s assets less estimated expenses. The Fund’s net realized short-term capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”).These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment

9

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2021, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2020, 2019, and 2018 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B. Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Northern Trust Investments, Inc. (the “Adviser” or “NTI”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the annualized rate of 0.11%.

Foreside Financial Services, LLC (the “Placement Agent”), provides private placement services to the Fund pursuant to a placement agent agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Placement Agent acts as an agent of the Trust in connection with the offering of the shares of the Fund on a private placement basis to eligible investors only. The Adviser, at its own expense, pays the Placement Agent an asset-based fee, which is calculated and billed monthly, for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”), an affiliate to NTI, serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Foreside, Northern Trust, or the Placement Agent and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2021, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. If there are more than

10

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2021, the aggregate Trustee compensation paid by the Trust was $187,500. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” expenses on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of the compensation paid to each Trustee, expenses associated with each Trustee’s attendance at Board of Trustees meetings and other Trust related travel, expenses of third party consultants engaged by the Board, membership dues paid to the Investment Company Institute, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.10% of the average daily net assets of the Fund until January 28, 2022. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of the compensation paid to each Trustee, expenses associated with each Trustee’s attendance at Board of Trustees meetings and other Trust related travel, expenses of third party consultants engaged by the Board, membership dues paid to the Investment Company Institute, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

The Adviser may reimburse additional expenses or waive all or a portion of the management fee of the Fund from time to time, including to avoid a negative yield, and such amounts are not subject to recoupment in future periods. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended March 31, 2021, the Adviser reimbursed additional expense of $378,822 in order to avoid a negative yield. This amount is included in “Expenses Reduced by the Adviser” in the Statement of Operations.

For the six months ended March 31, 2021, the Fund incurred advisory fees payable to NTI, expense waivers and/or reimbursements from NTI, and paid expense recoupments to NTI, as follows:

Amounts in thousands	Advisory Fee to NTI	Expenses Reduced by NTI	Advisory Fees Recouped by NTI
NTAM Treasury Assets Fund	$3,994	$1,463	$—

The balances of recoverable expenses to NTI by the Fund at March 31, 2021 were as follows (in thousands):

For the:	Expiring	NTAM Treasury Assets Fund
Period ended September 30, 2018	September 30, 2021	$1,178
Year ended September 30, 2019	September 30, 2022	2,246
Year ended September 30, 2020	September 30, 2023	2,108
Six months ended March 31, 2021	September 30, 2024	1,084

Balances of Recoverable Expenses to the Adviser		6,616

C. Other Risks

The global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact on the Fund’s operations and performance.

11

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

D. Federal Income Tax

As of March 31, 2021, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Amounts in thousands	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NTAM Treasury Assets Fund	$7,629,473	$—	$—	$—

The tax character of distributions paid to shareholders during the latest tax periods ended September 30, 2020 and September 30, 2019 for the Fund were as follows:

Amounts in thousands	Ordinary Income	Net Long Term Gains	Total Taxable Distributions Paid	Tax Return of Capital	Total Distributions Paid
2020	$87,018	$—	$87,018	$—	$87,018
2019	175,874	—	175,874	—	175,874

As of the latest tax year ended September 30, 2020, the components of accumulated earnings on a tax basis were as follows:

Amounts in thousands	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Depreciation	Total Accumulated Earnings
NTAM Treasury Assets Fund	1,355	—	1,355	(562)	—	(158)	635

12

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

A. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2020 and held for the entire period through March 31, 2021.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid 10/1/20-3/31/21
Actual	0.09%	$1,000.00	$1,000.30	$0.45
Hypothetical	0.09%	$1,000.00	$1,024.48	$0.45

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

B. Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Agreement between the Trust and Northern Trust Investments, Inc. (the “Adviser”) with respect to the Fund be approved by a majority the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on March 10, 2021.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience in managing the investment strategy of the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices.

13

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

The Board noted that the Adviser was affiliated with the Trust’s fund administrator, transfer agent, and fund accountant as those services are provided by The Northern Trust Company. Taking into account the personnel involved in servicing the Fund as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance of the Fund and compared the Fund’s performance through December 31, 2020 to Fund’s benchmark and to a peer group of funds with investment objectives and strategies similar to that of the Fund. The Board reviewed the peer group which was drawn from Lipper Institutional U.S. Treasury Money Market Funds as further refined by assets under management and other criteria. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board considered the cost of services provided and the profits realized by the Adviser and, among other things, discussed the Adviser’s assertions related to profitability. The Board then reviewed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.11% of the average daily net assets of the Fund noting that the fee was generally in-line with the Fund’s peer group and the Lipper Institutional Money Market Funds average. Turning to total annual operating expenses, the Board noted that under the Expense Limitation Agreement, the Adviser had contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses to 0.10% annually. Among other factors considered when reviewing the advisory fee and the expense limitation was the fact that the Fund was not publicly marketed, but rather was privately placed. The Board concluded that the advisory fee and expense ratios were reasonable.

The Board considered the profitability of the Adviser’s relationship with the Fund. Referring to information provided by the Adviser, the Board determined that the profit earned by the Adviser for management of the Fund was not excessive.

In considering the economies of scale for the Fund, the Board considered that the Fund was a private placement and the size and scale had remained similar to its launch size. The Board determined the investment advisory fee to be appropriate and reasonable for the Fund at its size and scale and that no additional economies of scale were anticipated.

The Board considered that the Adviser may derive ancillary benefits from its management of the Fund and again considered that the Adviser was affiliated with the Fund’s administrator, transfer agent, and fund accountant.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

C. Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at NTAM Treasury Assets Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-351-4583 (toll free); and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-351-4583 (toll free); and (ii) on the SEC’s website at www.sec.gov.

For relevant periods ended December 31, 2018 and prior, the Fund filed a complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge on the SEC’s website at www.sec.gov.

14

Investment Adviser

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Placement Agent

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

855-351-4583 (toll free)

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer and Principal Financial Officer

Date:	June 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 3, 2021

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer and Principal Financial Officer

Date:	June 3, 2021